BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 7.8%
522 Funding CLO I Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.52%, 10/20/29 ... USD 900 $ 897,621
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.97%, 10/20/29 ... 500 489,842
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.60%,
10/25/32
(a)(b)
.................... 1,000 998,048
AIMCO CLO, Series 2017-AA, Class A, (LIBOR
USD 3 Month + 1.26%), 1.53%, 07/20/29
(a)(b)
500 497,204
Allegro CLO VI Ltd., Series 2017-2A, Class
A, (LIBOR USD 3 Month + 1.13%), 1.40%,
01/17/31
(a)(b)
.................... 400 397,460
Allegro CLO X Ltd., Series 2019-1A, Class A,
(LIBOR USD 3 Month + 1.42%), 1.69%,
04/20/32
(a)(b)
.................... 500 499,998
ALM VII R Ltd., Series 2013-7RA, Class A1R,
(LIBOR USD 3 Month + 1.41%), 1.69%,
10/15/28
(a)(b)
.................... 250 248,957
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 1,015,535
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 1,005,713
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 1.52%, 10/13/30 ... 500 498,230
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.47%, 10/15/31 ... 500 494,238
Ares XLI CLO Ltd., Series 2016-41A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.47%,
01/15/29
(a)(b)
.................... 1,000 999,998
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.56%, 05/24/30
(a)(b)
............... 500 494,046
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.45%, 10/15/30
(a)(b)
............... 250 247,484
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
1.68%, 07/15/30
(a)(b)
............... 1,000 989,804
Atrium IX, Series 9A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.50%, 05/28/30
(a)(b)
... 1,000 975,844
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.14%, 02/28/40
(a)(b)
... 928 870,269
Benefit Street Partners CLO IV Ltd., Series
2014-IVA, Class A1RR, (LIBOR USD 3
Month + 1.25%), 1.52%, 01/20/29
(a)(b)
... 500 498,010
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.37%, 01/20/31
(a)(b)
... 500 493,121
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (LIBOR USD 3
Month + 1.05%), 1.33%, 05/15/31
(a)(b)
... 493 486,505
Carlyle US CLO Ltd., Series 2017-4A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.46%,
01/15/30
(a)(b)
.................... 250 248,107
CBAM Ltd., Series 2018-5A, Class B1, (LIBOR
USD 3 Month + 1.40%), 1.67%, 04/17/31
(a)(b)
1,000 975,003
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.52%, 10/17/30
(a)(b)
............... 513 508,652
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A1A, (LIBOR USD 3 Month + 1.35%),
1.60%, 05/29/32
(a)(b)
............... 500 498,868
Security Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class A1RR, (LIBOR USD
3 Month + 1.06%), 1.30%, 04/27/31 .. USD 1,000 $ 986,002
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.54%, 04/27/31 .. 650 642,690
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.49%, 07/20/30 ... 1,850 1,817,660
Deer Creek CLO Ltd., Series 2017-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.92%,
10/20/30
(a)(b)
.................... 500 487,476
Dryden 49 Senior Loan Fund
(a)(b)
:
Series 2017-49A, Class A, (LIBOR USD 3
Month + 1.21%), 1.48%, 07/18/30 ... 1,680 1,654,831
Series 2017-49A, Class B, (LIBOR USD 3
Month + 1.70%), 1.97%, 07/18/30 ... 1,000 986,363
Elmwood CLO II Ltd., Series 2019-2A, Class
A, (LIBOR USD 3 Month + 1.45%), 1.72%,
04/20/31
(a)(b)
.................... 500 499,998
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.35%), 0.50%, 11/25/35
(a)
..... 979 929,393
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.46%,
10/15/30
(a)(b)
.................... 750 744,302
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.45%,
10/20/31
(a)(b)
.................... 500 495,180
Grippen Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.26%), 1.53%,
01/20/30
(a)(b)
.................... 1,500 1,496,770
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 1.77%, 07/18/31
(a)(b)
......... 500 486,228
Kayne CLO III Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 1.76%,
04/15/32
(a)(b)
.................... 1,000 996,836
LCM XXIV Ltd., Series 24A, Class A, (LIBOR
USD 3 Month + 1.31%), 1.58%, 03/20/30
(a)(b)
500 499,549
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.42%, 04/25/29
(a)(b)
......... 1,500 1,491,294
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.30%, 04/20/30
(a)(b)
......... 1,000 987,162
Milos CLO Ltd., Series 2017-1A, Class AR,
(LIBOR USD 3 Month + 1.07%), 1.34%,
10/20/30
(a)(b)
.................... 700 694,307
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.52%,
10/20/30
(a)(b)
.................... 250 247,821
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.44%, 10/18/30
(a)(b)
... 750 743,890
OCP CLO Ltd., Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%), 2.08%,
07/15/30
(a)(b)
.................... 500 493,075
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 1.87%, 07/15/30
(a)(b)
......... 500 486,829
Octagon Investment Partners 45 Ltd., Series
2019-1A, Class A, (LIBOR USD 3 Month +
1.33%), 1.60%, 10/15/32
(a)(b)
......... 500 499,999
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.86%, 07/23/31 ... 1,000 972,246
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.62%, 11/15/32 ... 500 498,777

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.50%,
11/22/30
(a)(b)
.................... USD 250 $ 247,687
Palmer Square CLO Ltd.
(a)(b)
:
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.37%, 07/16/31 ... 1,000 988,792
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.60%, 11/14/32 ... 1,000 999,416
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.11%, 11/14/32 .... 1,000 995,254
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1A, (LIBOR USD 3
Month + 1.28%), 1.55%, 10/20/31
(a)(b)
... 750 747,772
Progress Residential Trust
(b)
:
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 983,640
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 1,021,139
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 1,026,246
Regatta Funding LP, Series 2013-2A, Class
A1R2, (LIBOR USD 3 Month + 1.25%),
1.53%, 01/15/29
(a)(b)
............... 500 497,758
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.52%, 10/17/30
(a)(b)
............... 500 496,503
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.92%,
07/17/31
(a)(b)
.................... 650 632,339
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.43%, 10/25/31
(a)(b)
............... 1,000 995,206
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
2.09%, 10/25/31
(a)(b)
............... 700 687,152
THL Credit Wind River CLO Ltd., Series
2017-3A, Class A, (LIBOR USD 3 Month +
1.25%), 1.53%, 10/15/30
(a)(b)
......... 500 498,415
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 1.55%,
04/15/33
(a)(b)
.................... 1,300 1,294,249
Voya CLO Ltd., Series 2017-1A, Class A1,
(LIBOR USD 3 Month + 1.25%), 1.52%,
04/17/30
(a)(b)
.................... 500 497,867
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.62%, 07/20/30
(a)(b)
............... 1,000 996,176
Total Asset-Backed Securities — 7.8%
(Cost: $49,032,213) .............................. 48,772,846
Shares
Common Stocks — 4.9%
Aerospace & Defense — 0.3%
BAE Systems plc ................... 126,956 788,462
Lockheed Martin Corp. ............... 2,415 925,621
Raytheon Technologies Corp. .......... 6,081 349,901
2,063,984
Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) ......... 11,851 537,746
Banks — 0.3%
Citizens Financial Group, Inc. .......... 20,395 515,586
DBS Group Holdings Ltd. ............. 20,400 299,908
M&T Bank Corp. ................... 5,269 485,222
United Overseas Bank Ltd. ............ 19,100 269,065
Security Shares Value
Banks (continued)
US Bancorp ...................... 7,283 $ 261,095
1,830,876
Beverages — 0.4%
Coca-Cola Co. (The) ................ 20,650 1,019,491
Diageo plc ....................... 18,497 635,348
Heineken NV ..................... 7,544 671,618
2,326,457
Biotechnology — 0.1%
AbbVie, Inc. ...................... 9,111 798,033
Building Products — 0.1%
AZEK Co., Inc. (The)
(c)
............... 54 1,880
Carrier Global Corp. ................. 17,567 536,496
538,376
Communications Equipment — 0.1%
Cisco Systems, Inc. ................. 12,151 478,628
Containers & Packaging — 0.1%
Amcor plc, CDI .................... 28,288 312,921
International Paper Co. ............... 12,708 515,182
828,103
Distributors — 0.1%
Genuine Parts Co. .................. 6,361 605,376
Diversified Telecommunication Services — 0.2%
TELUS Corp. ..................... 57,930 1,019,338
Electrical Equipment — 0.1%
Eaton Corp. plc .................... 3,929 400,876
Schneider Electric SE ................ 3,230 401,485
802,361
Food & Staples Retailing — 0.1%
Sysco Corp. ...................... 9,930 617,845
Food Products — 0.1%
Nestle SA (Registered) ............... 5,218 621,005
Health Care Equipment & Supplies — 0.3%
Ansell Ltd. ....................... 9,398 250,011
Koninklijke Philips NV
(c)
............... 9,808 463,126
Medtronic plc ..................... 9,675 1,005,426
1,718,563
Health Care Providers & Services — 0.0%
Sonic Healthcare Ltd. ................ 10,714 254,427
Household Products — 0.2%
Procter & Gamble Co. (The) ........... 4,494 624,621
Reckitt Benckiser Group plc ............ 3,890 379,296
1,003,917
Insurance — 0.1%
Progressive Corp. (The) .............. 5,003 473,634
IT Services — 0.2%
Paychex, Inc. ..................... 12,227 975,348
Leisure Products — 0.1%
Hasbro, Inc. ...................... 9,803 810,904
Machinery — 0.1%
Kone OYJ, Class B ................. 2,959 259,811
Otis Worldwide Corp. ................ 8,570 534,939
794,750
Media — 0.1%
Comcast Corp., Class A .............. 17,360 803,074

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Personal Products — 0.2%
Unilever plc ....................... 19,264 $ 1,187,688
Pharmaceuticals — 0.6%
AstraZeneca plc ................... 2,273 248,358
GlaxoSmithKline plc ................. 15,724 294,786
Johnson & Johnson ................. 2,689 400,338
Novartis AG (Registered) ............. 12,208 1,059,951
Novo Nordisk A/S, Class B ............ 8,013 555,178
Sanofi .......................... 10,726 1,074,872
3,633,483
Professional Services — 0.1%
NMG Inc.
(c)
....................... 167 7,098
RELX plc ........................ 30,973 689,528
SGS SA (Registered) ................ 95 254,584
951,210
Semiconductors & Semiconductor Equipment — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd. 38,000 571,675
Texas Instruments, Inc. ............... 7,062 1,008,383
1,580,058
Software — 0.1%
Microsoft Corp. .................... 3,518 739,941
Specialty Retail — 0.0%
Home Depot, Inc. (The) .............. 920 255,493
Tobacco — 0.3%
British American Tobacco plc ........... 22,811 818,261
Philip Morris International, Inc. .......... 11,750 881,132
1,699,393
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B .... 5,891 233,684
Tele2 AB, Class B .................. 25,631 361,370
595,054
Total Common Stocks — 4.9%
(Cost: $30,914,247) .............................. 30,545,065
Par (000)
Corporate Bonds — 48.2%
Aerospace & Defense — 1.4%
Boeing Co. (The):
2.13%, 03/01/22 ................. USD 290 292,081
2.20%, 10/30/22 ................. 60 60,593
2.80%, 03/01/23 ................. 20 20,388
4.51%, 05/01/23 ................. 245 258,313
2.80%, 03/01/24 ................. 100 102,013
4.88%, 05/01/25 ................. 450 489,656
2.70%, 02/01/27 ................. 40 39,011
5.15%, 05/01/30 ................. 425 477,704
3.90%, 05/01/49 ................. 5 4,608
3.75%, 02/01/50 ................. 10 9,152
5.81%, 05/01/50 ................. 110 133,076
5.93%, 05/01/60 ................. 100 123,764
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 ................. 309 312,992
6.13%, 01/15/23 ................. 81 69,255
7.50%, 12/01/24 ................. 50 38,375
7.50%, 03/15/25 ................. 10 7,500
7.88%, 04/15/27 ................. 126 95,563
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 ................. 117 121,534
4.13%, 06/30/28 ................. 107 109,407
General Dynamics Corp., 4.25%, 04/01/40 . 91 114,489
Security Par (000) Value
Aerospace & Defense (continued)
Howmet Aerospace, Inc.:
5.87%, 02/23/22 ................. USD 109 $ 115,289
5.13%, 10/01/24 ................. 27 28,620
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 177 184,781
L3Harris Technologies, Inc.:
4.95%, 02/15/21 ................. 50 50,273
3.85%, 06/15/23 ................. 100 108,265
3.83%, 04/27/25 ................. 75 83,818
3.85%, 12/15/26 ................. 100 114,900
4.40%, 06/15/28 ................. 290 345,684
2.90%, 12/15/29 ................. 10 10,971
5.05%, 04/27/45 ................. 50 67,882
Lockheed Martin Corp., 4.07%, 12/15/42 .. 170 212,371
Northrop Grumman Corp.:
3.25%, 01/15/28 ................. 200 224,715
5.25%, 05/01/50 ................. 165 236,692
Raytheon Technologies Corp.:
3.65%, 08/16/23 ................. 24 25,933
3.20%, 03/15/24
(b)
................ 50 53,673
3.50%, 03/15/27
(b)
................ 45 50,616
6.70%, 08/01/28 ................. 85 114,932
4.13%, 11/16/28 ................. 440 521,015
6.13%, 07/15/38 ................. 50 71,795
4.50%, 06/01/42 ................. 180 227,255
4.15%, 05/15/45 ................. 60 71,972
4.35%, 04/15/47
(b)
................ 80 100,052
3.13%, 07/01/50 ................. 125 133,322
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 ................. 44 44,440
4.00%, 03/01/28 ................. 84 78,120
Spirit AeroSystems Inc., 5.50%, 01/15/25
(b)
. 57 57,285
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 35 38,552
TransDigm, Inc.
(b)
:
8.00%, 12/15/25 ................. 613 666,638
6.25%, 03/15/26 ................. 1,462 1,526,759
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 218 232,170
8,678,264
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.80%, 05/15/25 ................. 200 226,248
3.10%, 08/05/29 ................. 40 44,291
4.55%, 04/01/46 ................. 145 174,856
XPO Logistics, Inc.
(b)
:
6.75%, 08/15/24 ................. 12 12,710
6.25%, 05/01/25 ................. 13 13,892
471,997
Airlines — 0.3%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 16 15,360
American Airlines Pass-Through Trust:
Series 2019-1, Class B, 3.85%, 02/15/28 75 49,688
Series 2017-1, Class AA, 3.65%, 02/15/29 65 62,175
American Airlines, Inc., 11.75%, 07/15/25
(b)
. 189 182,385
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 44 36,602
Delta Air Lines, Inc.:
3.80%, 04/19/23 ................. 100 96,825
7.00%, 05/01/25
(b)
................ 91 99,920
4.50%, 10/20/25
(b)
................ 80 82,148
4.75%, 10/20/28
(b)
................ 225 233,613
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
556 578,935
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
25 26,028
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21 101 97,128

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Airlines (continued)
Series 2019-2, Class AA, 2.70%, 05/01/32 USD 45 $ 42,567
1,603,374
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 38 41,895
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
136 147,084
Aptiv Corp., 4.15%, 03/15/24 .......... 32 35,165
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 167 175,767
6.25%, 05/15/26 ................. 496 520,081
8.50%, 05/15/27 ................. 633 653,573
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 43 43,860
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 47 50,995
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 38 38,475
6.38%, 12/15/25 ................. 39 40,091
6.25%, 05/15/26 ................. 77 80,272
5.25%, 05/15/27 ................. 127 132,308
1,959,566
Automobiles — 0.7%
BMW US Capital LLC
(b)
:
3.45%, 04/12/23 ................. 305 325,548
3.90%, 04/09/25 ................. 150 167,598
Daimler Finance North America LLC, 2.30%,
02/12/21
(b)
.................... 500 503,069
Ford Motor Co.:
8.50%, 04/21/23 ................. 188 204,920
4.35%, 12/08/26 ................. 182 179,645
4.75%, 01/15/43 ................. 21 19,014
5.29%, 12/08/46 ................. 60 56,287
General Motors Co.:
6.13%, 10/01/25 ................. 90 104,549
6.80%, 10/01/27 ................. 190 231,409
5.00%, 10/01/28 ................. 64 71,966
5.20%, 04/01/45 ................. 105 113,102
6.75%, 04/01/46 ................. 110 135,408
Hyundai Capital America, 1.80%, 10/15/25
(b)
245 243,594
Nissan Motor Acceptance Corp.
(b)
:
2.55%, 03/08/21 ................. 40 40,208
3.15%, 03/15/21 ................. 75 75,609
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 ................. 200 202,743
4.35%, 09/17/27 ................. 285 285,497
4.81%, 09/17/30 ................. 200 201,201
Tesla, Inc., 5.30%, 08/15/25
(b)
......... 168 173,880
Volkswagen Group of America Finance LLC
(b)
:
3.88%, 11/13/20 ................. 200 200,771
2.90%, 05/13/22 ................. 400 413,510
3.35%, 05/13/25 ................. 200 218,389
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
38 40,090
4,208,007
Banks — 8.1%
AIB Group plc, 4.75%, 10/12/23
(b)
....... 275 298,691
ANZ New Zealand Int'l Ltd., 1.90%, 02/13/23
(b)
300 308,962
Australia & New Zealand Banking Group Ltd.:
2.63%, 11/09/22 ................. 300 314,425
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)
(b)(d)
........................ 400 457,616
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(d)
.. 200 194,100
Banco Santander SA:
3.50%, 04/11/22 ................. 600 622,366
3.13%, 02/23/23 ................. 200 209,501
2.71%, 06/27/24 ................. 200 211,604
2.75%, 05/28/25 ................. 200 209,790
Security Par (000) Value
Banks (continued)
3.31%, 06/27/29 ................. USD 200 $ 217,545
Bank of America Corp.:
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13%
(a)(d)
.................... 900 922,890
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... 400 433,193
4.20%, 08/26/24 ................. 300 334,091
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 86,728
Series L, 3.95%, 04/21/25 .......... 240 266,601
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 795 857,248
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 237,224
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
................... 300 311,125
4.45%, 03/03/26 ................. 625 720,840
4.25%, 10/22/26 ................. 91 105,371
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 169,618
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 336,918
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 400 445,110
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 20 23,176
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
... 790 840,498
Series L, 4.75%, 04/21/45 .......... 110 143,898
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 50 61,917
Bank of Montreal, 2.50%, 06/28/24 ...... 245 260,467
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
............... 200 206,408
Barclays Bank plc
(e)(f)
:
0.00%, 02/04/25 ................. 190 237,158
Series VUN, 0.00%, 02/18/25 ........ 115 122,371
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(d)
......................... 525 540,094
3.68%, 01/10/23 ................. 200 206,181
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... 730 763,936
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(d)
......................... 475 490,817
(LIBOR USD 3 Month + 1.36%), 4.34%,
05/16/24
(a)
................... 255 273,754
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(d)
.................... 325 329,469
4.38%, 01/12/26 ................. 200 224,063
5.20%, 05/12/26 ................. 480 532,200
4.84%, 05/09/28 ................. 200 215,076
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 200 224,032
BNP Paribas SA:
(USD Swap Semi 5 Year + 6.31%), 7.63%
(a)
(b)(d)
........................ 425 432,438
4.25%, 10/15/24 ................. 200 221,173
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
.. 200 206,238
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(a)(b)
.................. 200 222,813
BofA Finance LLC, 0.13%, 09/01/22
(e)
.... 156 176,514
CIT Group, Inc., 5.00%, 08/01/23 ....... 144 149,400
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.72%), 3.14%,
01/24/23
(a)
................... 60 61,910

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
................... USD 710 $ 736,748
Series U, (SOFR + 3.81%), 5.00%
(a)(d)
.. 900 895,500
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 480 519,324
(SOFR + 2.75%), 3.11%, 04/08/26
(a)
.... 300 324,701
3.20%, 10/21/26 ................. 155 170,981
4.30%, 11/20/26 ................. 275 315,152
4.45%, 09/29/27 ................. 650 753,736
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 460 520,671
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 200 239,745
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 445 466,391
Commonwealth Bank of Australia
(b)
:
2.75%, 03/10/22 ................. 105 108,799
2.50%, 09/18/22 ................. 100 104,383
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 1.00%), 1.34%, 06/24/26
(a)(b)
.... 295 298,655
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.12%
(a)(b)(d)
.............. 1,225 1,439,375
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 06/09/23 ................ 900 968,242
Danske Bank A/S:
5.00%, 01/12/22
(b)
................ 200 210,110
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22
(a)(b)
.................. 200 203,796
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 210 210,204
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(a)(d)
.................... 725 781,187
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
............. 200 198,564
Discover Bank, 4.20%, 08/08/23 ........ 250 273,720
Fifth Third Bancorp:
2.60%, 06/15/22 ................. 160 165,418
(LIBOR USD 3 Month + 3.03%), 5.10%
(a)(d)
850 782,319
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(d)
......................... 575 586,500
4.25%, 03/14/24 ................. 225 241,282
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30
(a)
................... 200 223,294
Huntington Bancshares, Inc., 2.30%, 01/14/22 330 337,325
ING Groep NV:
4.10%, 10/02/23 ................. 200 219,143
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(d)
......................... 450 475,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 200 202,281
Intesa Sanpaolo SpA, 3.13%, 07/14/22
(b)
.. 620 637,661
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.94%), 2.78%,
04/25/23
(a)
................... 175 180,979
(LIBOR USD 3 Month + 0.73%), 3.56%,
04/23/24
(a)
................... 585 627,295
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 400 438,931
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 550 578,669
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
... 60 62,121
4.13%, 12/15/26 ................. 400 464,767
3.63%, 12/01/27 ................. 100 111,979
Security Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... USD 490 $ 554,209
(LIBOR USD 3 Month + 1.16%), 3.70%,
05/06/30
(a)
................... 635 728,782
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 107,290
Series U, (LIBOR USD 3 Month + 0.95%),
1.20%, 02/02/37
(a)
.............. 340 289,850
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 310 336,269
5.63%, 08/16/43 ................. 130 186,934
4.85%, 02/01/44 ................. 65 87,634
4.95%, 06/01/45 ................. 205 277,812
Series W, (LIBOR USD 3 Month + 1.00%),
1.28%, 05/15/47
(a)
.............. 117 91,062
Lloyds Banking Group plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
.............. 200 201,184
4.05%, 08/16/23 ................. 510 551,912
4.50%, 11/04/24 ................. 200 218,133
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(d)
......................... 200 213,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(d)
.................... 200 208,750
Macquarie Bank Ltd., (USD Swap Semi 5 Year
+ 3.70%), 6.13%
(a)(b)(d)
............. 750 769,875
Mitsubishi UFJ Financial Group, Inc.:
3.22%, 03/07/22 ................. 145 150,486
3.46%, 03/02/23 ................. 150 159,815
3.76%, 07/26/23 ................. 410 443,843
2.53%, 09/13/23 ................. 200 211,564
1.41%, 07/17/25 ................. 400 405,597
2.05%, 07/17/30 ................. 200 202,161
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(d)
......................... 700 717,500
6.13%, 12/15/22 ................. 350 382,836
3.88%, 09/12/23 ................. 650 696,930
6.00%, 12/19/23 ................. 275 309,270
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 200 217,253
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. 200 210,175
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 206,804
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 200 192,116
Nordea Bank Abp
(b)
:
3.75%, 08/30/23 ................. 220 237,260
0.75%, 08/28/25 ................. 380 377,978
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(d)
.................... 1,100 1,241,163
Royal Bank of Canada, 2.25%, 11/01/24 ... 170 180,198
Santander Holdings USA, Inc., 3.70%, 03/28/22 100 103,668
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.57%), 4.80%, 11/15/24
(a)
200 220,401
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 531,098
Skandinaviska Enskilda Banken AB, 0.85%,
09/02/25
(b)
.................... 200 199,956
Societe Generale SA, (USD Swap Rate 5 Year
+ 5.87%), 8.00%
(a)(b)(d)
............. 400 446,500
Standard Chartered plc
(a)(b)
:
(USD Swap Semi 5 Year + 6.30%), 7.50%
(d)
525 536,897

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26 .................... USD 365 $ 378,156
Sumitomo Mitsui Financial Group, Inc.:
2.78%, 10/18/22 ................. 400 417,468
2.45%, 09/27/24 ................. 250 264,114
2.35%, 01/15/25 ................. 200 210,669
2.75%, 01/15/30 ................. 250 266,965
Swedbank AB, 2.80%, 03/14/22
(b)
....... 300 310,004
Truist Bank, 1.25%, 03/09/23 .......... 365 371,563
Truist Financial Corp., 3.75%, 12/06/23 ... 60 65,544
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(d)
............... 400 425,200
US Bancorp:
2.40%, 07/30/24 ................. 230 244,653
1.38%, 07/22/30 ................. 80 79,362
Wachovia Capital Trust II, (LIBOR USD 3
Month + 0.50%), 0.78%, 01/15/27
(a)
.... 20 18,208
Wells Fargo & Co.:
3.75%, 01/24/24 ................. 700 760,565
(SOFR + 1.60%), 1.65%, 06/02/24
(a)
... 200 203,730
3.00%, 02/19/25 ................. 210 227,123
4.30%, 07/22/27 ................. 180 206,238
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 275 307,846
4.40%, 06/14/46 ................. 235 280,718
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51
(a)
................... 90 123,178
Westpac Banking Corp., (USD Swap Rate 5
Year + 2.89%), 5.00%
(a)(d)
.......... 525 534,823
50,613,673
Beverages — 0.5%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 ................. 835 1,008,697
4.90%, 02/01/46 ................. 447 551,164
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25 ................. 475 537,476
4.75%, 01/23/29 ................. 140 170,859
4.44%, 10/06/48 ................. 10 11,676
4.75%, 04/15/58 ................. 115 140,207
5.80%, 01/23/59 ................. 105 150,090
Keurig Dr Pepper, Inc., 4.42%, 05/25/25 ... 130 149,753
Molson Coors Beverage Co., 2.10%, 07/15/21 175 177,093
2,897,015
Biotechnology — 0.7%
AbbVie, Inc.:
3.45%, 03/15/22
(b)
................ 175 181,515
3.20%, 11/06/22 ................. 125 131,647
2.80%, 03/15/23
(b)
................ 200 209,087
3.80%, 03/15/25
(b)
................ 965 1,070,033
3.60%, 05/14/25 ................. 465 515,405
3.20%, 05/14/26 ................. 225 247,708
2.95%, 11/21/26
(b)
................ 45 49,015
3.20%, 11/21/29
(b)
................ 290 319,498
4.50%, 05/14/35 ................. 50 60,856
4.05%, 11/21/39
(b)
................ 60 68,997
4.75%, 03/15/45
(b)
................ 50 60,424
4.45%, 05/14/46 ................. 30 35,727
4.88%, 11/14/48 ................. 295 374,608
4.25%, 11/21/49
(b)
................ 112 132,964
Amgen, Inc., 2.20%, 02/21/27 ......... 100 105,963
Baxalta, Inc., 3.60%, 06/23/22 ......... 9 9,369
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
24 24,094
Gilead Sciences, Inc.:
0.75%, 09/29/23 ................. 95 95,200
3.70%, 04/01/24 ................. 100 109,825
Security Par (000) Value
Biotechnology (continued)
3.50%, 02/01/25 ................. USD 185 $ 204,819
3.65%, 03/01/26 ................. 75 84,543
4.50%, 02/01/45 ................. 52 65,068
4.75%, 03/01/46 ................. 179 233,188
4,389,553
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 64 66,880
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
24 25,710
Carrier Global Corp., 2.24%, 02/15/25
(b)
... 70 73,022
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 71 71,915
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 96 101,429
Griffon Corp., 5.75%, 03/01/28 ......... 29 30,271
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 30 31,950
4.63%, 12/15/25 ................. 16 16,080
4.88%, 12/15/27 ................. 6 6,114
Masonite International Corp., 5.38%, 02/01/28
(b)
30 31,993
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ................. 61 63,440
4.38%, 07/15/30 ................. 195 199,927
3.38%, 01/15/31 ................. 202 199,373
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 60,392
978,496
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.65%
(a)(d)
.................... 375 367,500
1.60%, 04/24/25 ................. 220 228,675
Credit Suisse AG:
3.00%, 10/29/21 ................. 300 308,445
1.00%, 05/05/23 ................. 360 363,773
Credit Suisse Group AG
(a)(b)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(d)
500 545,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(d)
400 428,455
(SOFR + 2.04%), 2.19%, 06/05/26 ..... 485 499,569
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(d)
..................... 550 587,812
(SOFR + 3.73%), 4.19%, 04/01/31 ..... 250 288,623
Deutsche Bank AG:
3.15%, 01/22/21 ................. 875 880,294
4.25%, 02/04/21 ................. 340 343,611
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
... 240 241,668
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(d)
.................... 400 345,000
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%,
06/05/23
(a)
................... 260 269,296
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50%
(a)(d)
.................... 275 290,125
3.50%, 01/23/25 ................. 50 54,860
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95%
(a)(d)
.................... 284 284,085
3.50%, 04/01/25 ................. 540 595,982
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 175 189,418
3.75%, 02/25/26 ................. 100 112,551
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 85,358
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 295 344,033

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Capital Markets (continued)
6.75%, 10/01/37 ................. USD 100 $ 145,293
5.15%, 05/22/45 ................. 65 85,665
Intercontinental Exchange, Inc.:
2.35%, 09/15/22 ................. 50 51,751
4.25%, 09/21/48 ................. 40 49,526
Morgan Stanley:
4.88%, 11/01/22 ................. 150 162,150
(SOFR + 0.70%), 0.77%, 01/20/23
(a)
... 400 400,812
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 100 107,642
Series F, 3.88%, 04/29/24 .......... 300 331,061
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 110 116,850
4.00%, 07/23/25 ................. 305 344,726
3.88%, 01/27/26 ................. 250 284,944
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 365 382,259
3.95%, 04/23/27 ................. 85 96,354
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 75 84,352
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 300 342,423
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 310 370,395
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 375 430,868
MSCI, Inc.
(b)
:
4.00%, 11/15/29 ................. 12 12,600
3.63%, 09/01/30 ................. 13 13,335
3.88%, 02/15/31 ................. 171 178,216
Owl Rock Capital Corp.:
5.25%, 04/15/24 ................. 16 16,600
4.00%, 03/30/25 ................. 24 24,212
4.25%, 01/15/26 ................. 49 49,639
State Street Corp.
(a)
:
(SOFR + 2.69%), 2.82%, 03/30/23
(b)
... 785 812,256
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 60,162
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 5.88%), 7.13%
(d)
350 358,750
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... 925 959,316
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(d)
......................... 800 854,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 230 230,520
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
200 222,250
15,233,060
Chemicals — 0.7%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 51,868
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(g)
........... 200 200,500
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
.... 448 454,160
Axalta Coating Systems LLC, 4.75%,
06/15/27
(b)
.................... 200 204,500
Blue Cube Spinco LLC:
9.75%, 10/15/23 ................. 71 73,219
10.00%, 10/15/25 ................ 99 104,692
Chemours Co. (The), 6.63%, 05/15/23 .... 92 93,104
DuPont de Nemours, Inc.:
2.17%, 05/01/23 ................. 145 146,496
4.21%, 11/15/23 ................. 500 549,029
5.32%, 11/15/38 ................. 60 76,137
5.42%, 11/15/48 ................. 36 48,137
Eastman Chemical Co., 4.80%, 09/01/42 .. 85 100,695
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 370 363,062
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 168 173,173
Security Par (000) Value
Chemicals (continued)
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... USD 46 $ 46,920
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 124 133,300
LYB International Finance III LLC:
2.88%, 05/01/25 ................. 295 316,092
4.20%, 10/15/49 ................. 35 38,546
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 47,600
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 9 8,935
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 ................. 290 289,273
2.30%, 11/01/30 ................. 95 95,800
3.47%, 12/01/50 ................. 91 91,881
PQ Corp., 5.75%, 12/15/25
(b)
.......... 182 187,233
Sherwin-Williams Co. (The):
2.75%, 06/01/22 ................. 27 27,948
2.30%, 05/15/30 ................. 45 46,993
4.50%, 06/01/47 ................. 50 62,114
Valvoline, Inc., 4.25%, 02/15/30
(b)
....... 50 51,000
WR Grace & Co., 5.63%, 10/01/24
(b)
..... 92 97,750
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
. 78 80,551
4,260,708
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The):
4.13%, 06/15/23 ................. 60 62,760
4.88%, 07/15/32
(b)
................ 88 88,880
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 752 800,880
9.75%, 07/15/27 ................. 203 220,564
APX Group, Inc.:
7.88%, 12/01/22 ................. 71 71,000
8.50%, 11/01/24 ................. 22 23,210
6.75%, 02/15/27
(b)
................ 91 94,412
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 310 314,464
6.38%, 05/01/25 ................. 51 53,125
5.00%, 02/01/28 ................. 48 48,360
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 31 32,317
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 110 114,125
5.13%, 07/15/29 ................. 139 150,797
Covanta Holding Corp., 5.00%, 09/01/30 .. 29 29,270
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 77 77,385
9.50%, 11/01/27 ................. 48 50,400
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 18 18,180
3.75%, 08/01/25 ................. 84 84,464
7.00%, 06/01/26 ................. 241 254,062
5.13%, 12/15/26 ................. 310 320,106
8.50%, 05/01/27 ................. 105 113,925
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 175 182,219
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
96 95,998
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 129 133,425
5.88%, 10/01/30 ................. 87 90,045
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 55 57,613
5.75%, 04/15/26 ................. 22 23,526
3.38%, 08/31/27 ................. 119 114,150
6.25%, 01/15/28 ................. 170 172,125
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 42,542
Republic Services, Inc.:
3.38%, 11/15/27 ................. 35 39,789
3.95%, 05/15/28 ................. 15 17,671
2.30%, 03/01/30 ................. 100 106,317

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... USD 25 $ 25,750
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 147 148,763
4,272,619
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 182 185,567
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 122 123,653
CommScope, Inc.
(b)
:
5.50%, 03/01/24 ................. 159 163,384
6.00%, 03/01/26 ................. 100 104,250
8.25%, 03/01/27 ................. 11 11,440
Motorola Solutions, Inc.:
4.60%, 05/23/29 ................. 210 248,005
2.30%, 11/15/30 ................. 70 69,490
5.50%, 09/01/44 ................. 10 11,623
Nokia OYJ, 6.63%, 05/15/39 .......... 32 39,642
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 207 212,951
6.50%, 07/15/28 ................. 100 100,145
1,270,150
Construction & Engineering — 0.1%
(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25 157 148,365
MasTec, Inc., 4.50%, 08/15/28 ......... 68 68,680
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 17 17,510
9.75%, 07/15/28 ................. 21 22,680
Pike Corp., 5.50%, 09/01/28 .......... 67 67,415
Weekley Homes LLC, 4.88%, 09/15/28 .... 23 23,230
347,880
Construction Materials — 0.0%
US Concrete, Inc., 5.13%, 03/01/29
(b)
..... 30 30,075
Consumer Finance — 1.7%
AerCap Ireland Capital DAC:
4.50%, 05/15/21 ................. 150 152,858
3.50%, 05/26/22 ................. 150 151,496
4.13%, 07/03/23 ................. 150 152,993
4.88%, 01/16/24 ................. 175 181,256
3.50%, 01/15/25 ................. 375 365,326
3.65%, 07/21/27 ................. 220 201,518
Ally Financial, Inc., 1.45%, 10/02/23 ..... 125 124,861
American Express Co.:
3.40%, 02/22/24 ................. 275 298,977
2.50%, 07/30/24 ................. 300 319,299
3.63%, 12/05/24 ................. 400 442,093
American Honda Finance Corp.:
1.95%, 05/10/23 ................. 240 248,440
3.45%, 07/14/23 ................. 115 123,983
2.15%, 09/10/24 ................. 100 105,229
1.00%, 09/10/25 ................. 410 409,970
Capital One Financial Corp.:
3.05%, 03/09/22 ................. 360 371,504
3.30%, 10/30/24 ................. 300 325,161
Caterpillar Financial Services Corp.:
2.85%, 05/17/24 ................. 200 215,590
2.15%, 11/08/24 ................. 95 101,022
1.45%, 05/15/25 ................. 100 103,303
Discover Financial Services, 3.85%, 11/21/22 60 63,984
Ford Motor Credit Co. LLC:
2.98%, 08/03/22 ................. 512 504,320
3.35%, 11/01/22 ................. 300 295,500
3.81%, 01/09/24 ................. 200 198,000
5.58%, 03/18/24 ................. 400 416,095
5.13%, 06/16/25 ................. 200 206,250
Security Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc.:
3.45%, 01/14/22 ................. USD 40 $ 41,024
3.25%, 01/05/23 ................. 415 428,897
4.15%, 06/19/23 ................. 800 849,216
3.95%, 04/13/24 ................. 200 211,611
4.00%, 01/15/25 ................. 50 53,424
2.90%, 02/26/25 ................. 560 577,119
2.75%, 06/20/25 ................. 260 266,011
4.30%, 07/13/25 ................. 35 38,076
5.65%, 01/17/29 ................. 15 17,498
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(g)
..... 81 42,871
John Deere Capital Corp.:
3.45%, 06/07/23 ................. 200 216,244
2.60%, 03/07/24 ................. 110 117,611
Navient Corp.:
5.00%, 10/26/20 ................. 47 47,000
6.13%, 03/25/24 ................. 20 20,150
5.88%, 10/25/24 ................. 23 22,871
6.75%, 06/25/25 ................. 72 72,900
6.75%, 06/15/26 ................. 16 15,960
5.00%, 03/15/27 ................. 2 1,878
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 14 14,525
6.88%, 03/15/25 ................. 87 96,542
8.88%, 06/01/25 ................. 19 21,042
7.13%, 03/15/26 ................. 35 39,102
6.63%, 01/15/28 ................. 126 139,835
5.38%, 11/15/29 ................. 13 13,520
PACCAR Financial Corp., 1.90%, 02/07/23 . 115 118,846
Synchrony Financial:
2.85%, 07/25/22 ................. 155 159,518
4.38%, 03/19/24 ................. 30 32,461
4.25%, 08/15/24 ................. 150 162,998
Toyota Motor Credit Corp.:
1.35%, 08/25/23 ................. 145 148,738
3.45%, 09/20/23 ................. 385 417,622
1.80%, 02/13/25 ................. 100 104,477
1.15%, 08/13/27 ................. 170 169,702
2.15%, 02/13/30 ................. 90 94,853
10,853,170
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 400 397,920
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 ................. 259 262,561
5.25%, 08/15/27 ................. 400 407,600
Ball Corp.:
4.88%, 03/15/26 ................. 25 27,875
2.88%, 08/15/30 ................. 92 90,965
Crown Americas LLC:
4.75%, 02/01/26 ................. 40 41,500
4.25%, 09/30/26 ................. 68 70,380
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 8 9,490
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
39 40,609
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 15 16,237
3.50%, 03/15/28 ................. 24 23,940
3.50%, 03/01/29 ................. 35 35,219
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 42 42,590
International Paper Co., 4.35%, 08/15/48 .. 90 110,163
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
.................... 52 54,600
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(b)
169 178,295
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 174,616

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Containers & Packaging (continued)
Silgan Holdings, Inc., 4.13%, 02/01/28 .... USD 32 $ 32,720
Trivium Packaging Finance BV
(b)(h)
:
5.50%, 08/15/26 ................. 400 414,190
8.50%, 08/15/27 ................. 400 431,290
WRKCo, Inc., 3.75%, 03/15/25 ......... 155 173,217
3,035,977
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 ................. 112 116,200
4.00%, 01/15/28 ................. 42 42,683
Core & Main LP, 6.13%, 08/15/25 ....... 621 629,026
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 33 27,060
9.00%, 11/15/26 ................. 140 115,500
930,469
Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26
(b)
....... 137 145,905
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 44 46,310
Laureate Education, Inc., 8.25%, 05/01/25
(b)
19 20,140
Service Corp. International:
5.13%, 06/01/29 ................. 24 26,595
3.38%, 08/15/30 ................. 83 83,104
ServiceMaster Co. LLC (The), 5.13%,
11/15/24
(b)
.................... 54 55,215
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 27,583
404,852
Diversified Financial Services — 0.7%
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 26 26,650
GE Capital Funding LLC
(b)
:
3.45%, 05/15/25 ................. 1,000 1,073,310
4.40%, 05/15/30 ................. 250 268,477
GE Capital International Funding Co. Unlimited
Co.:
2.34%, 11/15/20 ................. 200 200,447
4.42%, 11/15/35 ................. 200 211,112
MPH Acquisition Holdings LLC, 7.13%,
06/01/24
(b)
.................... 364 373,955
Refinitiv US Holdings, Inc.
(b)
:
6.25%, 05/15/26 ................. 402 430,140
8.25%, 11/15/26 ................. 219 239,805
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 ................. 10 9,775
9.25%, 04/15/25 ................. 92 101,253
7.38%, 09/01/25 ................. 79 79,790
Shell International Finance BV:
3.50%, 11/13/23 ................. 180 195,811
3.25%, 05/11/25 ................. 200 221,250
2.38%, 11/07/29 ................. 100 105,548
2.75%, 04/06/30 ................. 75 82,012
3.63%, 08/21/42 ................. 25 27,325
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 665 723,048
4,369,708
Diversified Telecommunication Services — 2.3%
Altice France Holding SA
(b)
:
10.50%, 05/15/27 ................ 925 1,027,906
6.00%, 02/15/28 ................. 200 190,758
Altice France SA
(b)
:
7.38%, 05/01/26 ................. 200 209,580
8.13%, 02/01/27 ................. 200 218,000
5.50%, 01/15/28 ................. 200 202,500
AT&T, Inc.:
3.60%, 07/15/25 ................. 260 289,815
Security Par (000) Value
Diversified Telecommunication Services (continued)
3.88%, 01/15/26 ................. USD 83 $ 94,114
3.80%, 02/15/27 ................. 270 304,624
1.65%, 02/01/28 ................. 875 876,654
4.35%, 03/01/29 ................. 200 235,422
4.50%, 05/15/35 ................. 355 419,129
4.85%, 03/01/39 ................. 100 120,655
5.35%, 09/01/40 ................. 123 154,783
4.65%, 06/01/44 ................. 17 19,328
4.75%, 05/15/46 ................. 25 29,369
4.50%, 03/09/48 ................. 240 275,428
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 ................. 79 83,125
5.38%, 06/01/29 ................. 81 87,784
4.75%, 03/01/30 ................. 79 83,641
4.50%, 08/15/30 ................. 148 155,407
4.25%, 02/01/31 ................. 233 241,496
4.50%, 05/01/32 ................. 595 621,031
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 .......... 27 29,599
Series Y, 7.50%, 04/01/24 .......... 22 24,631
5.13%, 12/15/26
(b)
................ 576 591,777
4.00%, 02/15/27
(b)
................ 186 188,959
Series G, 6.88%, 01/15/28 .......... 51 57,193
Series P, 7.60%, 09/15/39 .......... 82 92,650
Series U, 7.65%, 03/15/42 .......... 103 115,103
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. 79 81,322
8.00%, 10/15/25 ................. 18 19,012
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 64 65,280
Frontier Communications Corp.
(b)(h)
:
8.50%, 04/01/26 ................. 54 54,432
8.00%, 04/01/27 ................. 402 400,611
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(h)
................... 108 109,620
Level 3 Financing, Inc.:
5.25%, 03/15/26 ................. 27 27,971
4.63%, 09/15/27
(b)
................ 23 23,632
4.25%, 07/01/28
(b)
................ 284 288,351
3.63%, 01/15/29
(b)
................ 121 119,488
QualityTech LP
(b)
:
4.75%, 11/15/25 ................. 110 114,092
3.88%, 10/01/28 ................. 93 93,614
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 315 393,750
8.75%, 03/15/32 ................. 284 415,722
Switch Ltd., 3.75%, 09/15/28
(b)
......... 102 103,020
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 84 99,960
6.00%, 09/30/34 ................. 121 140,360
7.20%, 07/18/36 ................. 29 36,575
7.72%, 06/04/38 ................. 50 66,500
Telefonica Emisiones SA:
4.10%, 03/08/27 ................. 150 170,618
7.05%, 06/20/36 ................. 50 71,923
5.52%, 03/01/49 ................. 150 186,790
Telesat Canada, 4.88%, 06/01/27
(b)
...... 162 162,656
Verizon Communications, Inc.:
3.50%, 11/01/24 ................. 525 579,627
1.50%, 09/18/30 ................. 100 99,665
4.27%, 01/15/36 ................. 1,245 1,535,699
3.85%, 11/01/42 ................. 183 218,200
4.86%, 08/21/46 ................. 65 88,757
4.52%, 09/15/48 ................. 30 39,304
4.67%, 03/15/55 ................. 71 98,373

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... USD 400 $ 429,380
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 737 725,374
6.13%, 03/01/28 ................. 382 394,300
14,494,439
Electric Utilities — 1.9%
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 263,063
Baltimore Gas & Electric Co.:
3.35%, 07/01/23 ................. 470 501,576
3.20%, 09/15/49 ................. 50 53,845
Baltimore Gas and Electric Co., 2.90%,
06/15/50 ..................... 45 45,897
DTE Electric Co.:
Series A, 4.05%, 05/15/48 .......... 110 138,608
3.95%, 03/01/49 ................. 50 63,089
Duke Energy Carolinas LLC:
6.10%, 06/01/37 ................. 24 35,267
6.05%, 04/15/38 ................. 100 149,644
3.70%, 12/01/47 ................. 60 71,067
3.20%, 08/15/49 ................. 150 166,598
Duke Energy Corp.:
3.95%, 10/15/23 ................. 335 365,218
3.75%, 04/15/24 ................. 360 395,370
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%),
4.88%
(a)(d)
.................... 1,000 1,057,805
2.45%, 06/01/30 ................. 260 274,156
Duke Energy Florida LLC:
2.50%, 12/01/29 ................. 395 428,464
1.75%, 06/15/30 ................. 85 86,322
Duke Energy Progress LLC:
3.45%, 03/15/29 ................. 313 361,330
4.15%, 12/01/44 ................. 80 99,731
Entergy Corp., 0.90%, 09/15/25 ........ 375 373,496
Exelon Corp.:
2.45%, 04/15/21 ................. 225 226,948
3.50%, 06/01/22
(h)
................ 150 156,822
4.05%, 04/15/30 ................. 50 58,652
4.70%, 04/15/50 ................. 20 25,437
FirstEnergy Corp.:
Series A, 2.85%, 07/15/22 .......... 17 17,425
Series B, 3.90%, 07/15/27 .......... 185 203,400
2.65%, 03/01/30 ................. 210 212,951
Series C, 3.40%, 03/01/50 .......... 70 67,905
FirstEnergy Transmission LLC, 4.35%,
01/15/25
(b)
.................... 205 228,499
Florida Power & Light Co.:
4.13%, 02/01/42 ................. 150 187,005
3.15%, 10/01/49 ................. 100 113,521
MidAmerican Energy Co.:
3.65%, 04/15/29 ................. 100 119,145
4.25%, 07/15/49 ................. 185 239,785
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 140 158,208
NextEra Energy Capital Holdings, Inc.:
3.15%, 04/01/24 ................. 255 275,840
2.75%, 05/01/25 ................. 415 448,551
3.55%, 05/01/27 ................. 140 158,235
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 ................. 14 14,598
4.25%, 09/15/24 ................. 68 70,890
4.50%, 09/15/27 ................. 22 23,485
Northern States Power Co.:
2.90%, 03/01/50 ................. 62 66,392
2.60%, 06/01/51 ................. 60 60,915
Security Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc.
(b)
:
4.45%, 06/15/29 ................. USD 100 $ 110,185
5.25%, 06/15/29 ................. 31 33,713
Ohio Power Co.:
Series M, 5.38%, 10/01/21 .......... 200 209,805
Series P, 2.60%, 04/01/30 .......... 200 219,418
4.00%, 06/01/49 ................. 120 146,960
Oncor Electric Delivery Co. LLC:
2.75%, 06/01/24 ................. 240 257,279
2.75%, 05/15/30 ................. 150 167,433
4.10%, 11/15/48 ................. 126 160,225
3.70%, 05/15/50 ................. 144 174,857
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 155 160,812
PG&E Corp., 5.25%, 07/01/30 ......... 95 91,912
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 30,618
Progress Energy, Inc., 6.00%, 12/01/39 ... 175 243,059
Public Service Co. of Colorado:
3.80%, 06/15/47 ................. 60 73,093
Series 34, 3.20%, 03/01/50 ......... 75 85,325
Southern California Edison Co.:
4.00%, 04/01/47 ................. 46 49,359
Series C, 4.13%, 03/01/48 .......... 9 9,899
Series B, 4.88%, 03/01/49 .......... 35 42,533
Tampa Electric Co., 4.45%, 06/15/49 ..... 100 129,170
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23 .......... 510 534,309
4.45%, 02/15/44 ................. 100 130,391
4.60%, 12/01/48 ................. 260 354,977
3.30%, 12/01/49 ................. 214 247,567
Vistra Operations Co. LLC
(b)
:
5.00%, 07/31/27 ................. 13 13,624
4.30%, 07/15/29 ................. 144 157,179
Wisconsin Electric Power Co., 2.05%, 12/15/24 50 52,661
11,951,518
Electrical Equipment — 0.0%
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. 9 9,765
5.00%, 10/01/25 ................. 50 53,750
63,515
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 73,405
CDW LLC:
5.50%, 12/01/24 ................. 12 13,095
4.13%, 05/01/25 ................. 60 61,950
3.25%, 02/15/29 ................. 128 127,520
Corning, Inc., 2.90%, 05/15/22 ......... 30 30,994
Itron, Inc., 5.00%, 01/15/26
(b)
.......... 6 6,150
Jabil, Inc., 3.60%, 01/15/30 ........... 70 74,514
MTS Systems Corp., 5.75%, 08/15/27
(b)
... 42 41,357
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 ................. 48 50,400
3.75%, 02/15/31 ................. 80 79,500
558,885
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 61 58,431
6.25%, 04/01/28 ................. 187 176,247
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 75 78,422
ChampionX Corp., 6.38%, 05/01/26 ...... 48 45,849
Halliburton Co.:
3.50%, 08/01/23 ................. 21 22,249
3.80%, 11/15/25 ................. 4 4,347
2.92%, 03/01/30 ................. 40 39,415
5.00%, 11/15/45 ................. 85 87,673

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Energy Equipment & Services (continued)
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... USD 40 $ 40,362
Tervita Corp., 7.63%, 12/01/21
(b)
........ 73 66,612
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 7,794
USA Compression Partners LP:
6.88%, 04/01/26 ................. 143 141,749
6.88%, 09/01/27 ................. 121 119,986
889,136
Entertainment — 0.2%
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(e)
................ 44 49,010
6.50%, 05/15/27
(b)
................ 351 378,813
Netflix, Inc.:
5.88%, 11/15/28 ................. 196 233,868
5.38%, 11/15/29
(b)
................ 280 330,022
4.88%, 06/15/30
(b)
................ 176 200,640
Walt Disney Co. (The), 4.63%, 03/23/40 ... 100 127,000
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 ................. 22 22,825
3.88%, 07/15/30 ................. 19 19,593
3.00%, 02/15/31 ................. 19 18,473
1,380,244
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.:
3.80%, 04/15/26 ................. 100 114,669
2.75%, 12/15/29 ................. 175 190,345
4.90%, 12/15/30 ................. 185 232,872
1.88%, 02/01/33 ................. 60 58,761
American Tower Corp.:
2.25%, 01/15/22 ................. 275 281,310
3.00%, 06/15/23 ................. 35 37,067
5.00%, 02/15/24 ................. 285 322,269
2.40%, 03/15/25 ................. 170 179,660
4.00%, 06/01/25 ................. 355 399,354
1.30%, 09/15/25 ................. 100 101,065
2.75%, 01/15/27 ................. 115 124,055
3.95%, 03/15/29 ................. 255 293,579
AvalonBay Communities, Inc.:
2.95%, 09/15/22 ................. 30 31,194
3.45%, 06/01/25 ................. 25 27,702
2.30%, 03/01/30 ................. 40 42,560
Boston Properties LP:
4.13%, 05/15/21 ................. 20 20,262
3.40%, 06/21/29 ................. 30 32,639
3.25%, 01/30/31 ................. 10 10,778
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 102 80,383
Camden Property Trust, 2.80%, 05/15/30 .. 70 76,271
Crown Castle International Corp.:
5.25%, 01/15/23 ................. 200 220,168
3.15%, 07/15/23 ................. 770 818,840
3.65%, 09/01/27 ................. 220 246,174
4.30%, 02/15/29 ................. 45 52,526
3.10%, 11/15/29 ................. 60 65,018
3.30%, 07/01/30 ................. 20 21,871
4.15%, 07/01/50 ................. 60 68,581
Diversified Healthcare Trust, 9.75%, 06/15/25 55 61,175
Duke Realty LP, 2.88%, 11/15/29 ....... 50 54,542
Equinix, Inc.:
2.63%, 11/18/24 ................. 215 228,600
2.90%, 11/18/26 ................. 75 80,890
1.80%, 07/15/27 ................. 100 100,934
3.20%, 11/18/29 ................. 225 247,968
3.00%, 07/15/50 ................. 25 24,853
2.95%, 09/15/51 ................. 135 132,470
Security Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
ERP Operating LP, 4.15%, 12/01/28 ..... USD 310 $ 367,916
GLP Capital LP:
5.25%, 06/01/25 ................. 51 55,377
5.38%, 04/15/26 ................. 20 22,166
5.30%, 01/15/29 ................. 20 22,273
4.00%, 01/15/31 ................. 135 140,539
Healthpeak Properties, Inc., 3.00%, 01/15/30 55 59,276
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 17 17,701
4.88%, 09/15/29 ................. 12 12,210
5.25%, 07/15/30 ................. 175 182,438
4.50%, 02/15/31 ................. 29 29,272
5.63%, 07/15/32 ................. 127 134,112
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 236 250,226
4.63%, 06/15/25
(b)
................ 110 112,200
4.50%, 09/01/26 ................. 272 275,948
4.50%, 01/15/28 ................. 135 137,531
Mid-America Apartments LP, 1.70%, 02/15/31 50 49,231
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 338 352,433
4.63%, 08/01/29 ................. 237 246,591
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
.................... 29 28,928
Prologis LP:
3.88%, 09/15/28 ................. 50 59,015
2.25%, 04/15/30 ................. 50 53,144
Realty Income Corp.:
3.25%, 10/15/22 ................. 95 99,649
3.00%, 01/15/27 ................. 125 136,000
3.25%, 01/15/31 ................. 100 110,664
RHP Hotel Properties LP, 4.75%, 10/15/27 . 186 171,477
SBA Communications Corp., 3.88%, 02/15/27
(b)
508 515,620
Service Properties Trust:
4.50%, 06/15/23 ................. 10 9,807
4.35%, 10/01/24 ................. 10 9,050
7.50%, 09/15/25 ................. 124 131,775
UDR, Inc., 2.10%, 08/01/32 ........... 20 19,833
Uniti Group LP:
6.00%, 04/15/23
(b)
................ 128 128,720
8.25%, 10/15/23 ................. 61 60,085
7.88%, 02/15/25
(b)
................ 28 29,672
Ventas Realty LP, 4.75%, 11/15/30 ...... 50 58,669
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 62 61,380
4.25%, 12/01/26 ................. 278 279,293
3.75%, 02/15/27 ................. 66 64,896
4.63%, 12/01/29 ................. 208 211,640
4.13%, 08/15/30 ................. 345 339,394
10,127,556
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 109 108,163
4.63%, 01/15/27 ................. 361 369,371
5.88%, 02/15/28 ................. 80 85,400
4.88%, 02/15/30 ................. 36 37,530
Alimentation Couche-Tard, Inc., 2.70%,
07/26/22
(b)
.................... 175 180,490
Kroger Co. (The), 4.45%, 02/01/47 ...... 65 79,771
US Foods, Inc., 6.25%, 04/15/25
(b)
...... 29 30,704
Walmart, Inc.:
2.65%, 12/15/24 ................. 242 262,097
3.55%, 06/26/25 ................. 46 52,095
3.05%, 07/08/26 ................. 100 112,254
3.70%, 06/26/28 ................. 292 345,280

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Food & Staples Retailing (continued)
4.05%, 06/29/48 ................. USD 150 $ 195,763
1,858,918
Food Products — 0.6%
Cargill, Inc., 1.38%, 07/23/23
(b)
......... 90 92,060
Chobani LLC, 7.50%, 04/15/25
(b)
....... 187 193,315
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 76 79,800
General Mills, Inc.:
4.00%, 04/17/25 ................. 95 107,602
2.88%, 04/15/30 ................. 10 10,964
Hershey Co. (The), 0.90%, 06/01/25 ..... 160 160,830
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ................. 116 119,312
6.75%, 02/15/28 ................. 53 57,505
6.50%, 04/15/29 ................. 136 150,956
Kraft Heinz Foods Co.:
3.00%, 06/01/26 ................. 70 71,927
3.88%, 05/15/27
(b)
................ 11 11,651
4.25%, 03/01/31
(b)
................ 406 445,443
5.00%, 07/15/35 ................. 23 26,484
6.88%, 01/26/39 ................. 47 62,955
4.63%, 10/01/39
(b)
................ 16 16,986
6.50%, 02/09/40 ................. 35 44,482
5.00%, 06/04/42 ................. 24 26,283
5.20%, 07/15/45 ................. 79 86,366
4.38%, 06/01/46 ................. 148 152,059
4.88%, 10/01/49
(b)
................ 241 254,332
5.50%, 06/01/50
(b)
................ 507 581,050
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
70 75,600
Mondelez International, Inc.:
3.63%, 05/07/23 ................. 270 292,437
1.50%, 05/04/25 ................. 70 71,935
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 ................. 41 42,025
5.75%, 03/01/27 ................. 2 2,102
5.63%, 01/15/28 ................. 61 64,726
4.63%, 04/15/30 ................. 66 67,898
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
.. 56 58,660
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 38 38,432
Tyson Foods, Inc.:
3.90%, 09/28/23 ................. 40 43,707
3.95%, 08/15/24 ................. 100 111,328
3,621,212
Gas Utilities — 0.0%
Atmos Energy Corp., 2.63%, 09/15/29 .... 40 44,184
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 80 80,306
Ferrellgas LP, 10.00%, 04/15/25
(b)
....... 134 145,055
269,545
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories:
3.40%, 11/30/23 ................. 145 157,680
3.88%, 09/15/25 ................. 140 159,970
3.75%, 11/30/26 ................. 68 78,941
4.75%, 11/30/36 ................. 105 140,545
4.90%, 11/30/46 ................. 20 28,356
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 315 326,813
Becton Dickinson and Co.:
2.89%, 06/06/22 ................. 1,045 1,082,003
3.73%, 12/15/24 ................. 190 209,701
3.70%, 06/06/27 ................. 384 435,395
3.79%, 05/20/50 ................. 130 145,407
Hologic, Inc.
(b)
:
4.63%, 02/01/28 ................. 144 151,254
3.25%, 02/15/29 ................. 43 43,269
Security Par (000) Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.:
3.50%, 03/15/25 ................. USD 175 $ 197,159
4.38%, 03/15/35 ................. 108 144,256
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 137 139,055
7.25%, 02/01/28 ................. 557 579,280
Teleflex, Inc.:
4.88%, 06/01/26 ................. 19 19,618
4.63%, 11/15/27 ................. 20 21,050
4.25%, 06/01/28
(b)
................ 50 51,750
4,111,502
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 ................. 16 16,100
5.50%, 07/01/28
(b)
................ 56 57,597
5.00%, 04/15/29
(b)
................ 38 38,522
AdaptHealth LLC, 6.13%, 08/01/28
(b)
..... 40 41,408
Aetna, Inc.:
2.75%, 11/15/22 ................. 25 25,988
2.80%, 06/15/23 ................. 250 263,451
4.13%, 11/15/42 ................. 50 57,043
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
49 52,552
Anthem, Inc.:
2.38%, 01/15/25 ................. 470 499,832
3.65%, 12/01/27 ................. 20 22,789
4.10%, 03/01/28 ................. 120 139,549
4.65%, 01/15/43 ................. 55 69,362
4.38%, 12/01/47 ................. 25 30,620
3.70%, 09/15/49 ................. 101 112,691
3.13%, 05/15/50 ................. 131 133,518
Centene Corp.:
5.25%, 04/01/25
(b)
................ 128 133,024
5.38%, 08/15/26
(b)
................ 97 102,740
4.25%, 12/15/27 ................. 268 280,443
4.63%, 12/15/29 ................. 463 499,420
3.38%, 02/15/30 ................. 38 39,425
3.00%, 10/15/30 ................. 99 101,000
Cigna Corp.:
3.05%, 11/30/22 ................. 400 420,680
3.00%, 07/15/23 ................. 200 212,172
4.13%, 11/15/25 ................. 245 281,056
4.90%, 12/15/48 ................. 120 155,761
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 ................. 217 215,915
6.63%, 02/15/25 ................. 527 509,872
8.00%, 03/15/26 ................. 254 249,682
CVS Health Corp.:
2.63%, 08/15/24 ................. 125 133,238
4.10%, 03/25/25 ................. 268 302,741
3.88%, 07/20/25 ................. 270 304,193
1.30%, 08/21/27 ................. 225 221,623
4.30%, 03/25/28 ................. 695 813,478
5.13%, 07/20/45 ................. 125 157,936
5.05%, 03/25/48 ................. 170 216,989
4.25%, 04/01/50 ................. 50 58,770
Encompass Health Corp.:
4.50%, 02/01/28 ................. 10 10,050
4.75%, 02/01/30 ................. 14 14,203
4.63%, 04/01/31 ................. 32 32,000
HCA, Inc.:
5.00%, 03/15/24 ................. 130 145,641
5.38%, 02/01/25 ................. 101 110,595
5.25%, 06/15/26 ................. 54 63,001
4.50%, 02/15/27 ................. 65 73,008
5.63%, 09/01/28 ................. 189 216,207
5.88%, 02/01/29 ................. 78 90,870

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Health Care Providers & Services (continued)
4.13%, 06/15/29 ................. USD 25 $ 28,276
3.50%, 09/01/30 ................. 528 537,969
5.50%, 06/15/47 ................. 244 302,062
Kaiser Foundation Hospitals, 4.15%, 05/01/47 40 50,366
LifePoint Health, Inc.
(b)
:
6.75%, 04/15/25 ................. 40 42,100
4.38%, 02/15/27 ................. 36 36,045
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 ................. 40 40,500
6.25%, 01/15/27 ................. 76 78,847
Molina Healthcare, Inc.
(b)
:
4.88%, 06/15/25 ................. 24 24,480
4.38%, 06/15/28 ................. 60 61,230
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 21,812
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22
(b)(g)
..... 114 115,995
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 20 21,250
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 315 313,425
10.00%, 04/15/27 ................ 87 92,655
Tenet Healthcare Corp.:
8.13%, 04/01/22 ................. 314 349,137
4.63%, 07/15/24 ................. 30 30,150
4.63%, 09/01/24
(b)
................ 19 19,154
7.50%, 04/01/25
(b)
................ 38 40,850
4.88%, 01/01/26
(b)
................ 457 465,299
6.25%, 02/01/27
(b)
................ 22 22,709
5.13%, 11/01/27
(b)
................ 332 341,030
4.63%, 06/15/28
(b)
................ 32 32,461
6.13%, 10/01/28
(b)
................ 140 136,150
UnitedHealth Group, Inc.:
3.10%, 03/15/26 ................. 10 11,178
3.50%, 08/15/39 ................. 55 63,185
2.75%, 05/15/40 ................. 55 58,115
4.38%, 03/15/42 ................. 200 254,508
4.75%, 07/15/45 ................. 105 143,325
4.25%, 06/15/48 ................. 130 165,748
3.88%, 08/15/59 ................. 26 31,809
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 138 144,555
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
.................... 115 117,276
11,920,406
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 209,714
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 ................. 59 60,089
5.75%, 04/15/25 ................. 163 174,002
5.00%, 10/15/25 ................. 387 396,814
3.88%, 01/15/28 ................. 126 128,369
4.38%, 01/15/28 ................. 159 162,148
4.00%, 10/15/30 ................. 21 21,162
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 99 108,532
6.38%, 04/01/26 ................. 34 35,400
4.75%, 12/01/27 ................. 63 61,819
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 44 46,200
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. 513 536,211
8.13%, 07/01/27 ................. 292 309,520
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 130 134,062
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................ 135 151,287
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
10.50%, 02/01/26 ................ USD 34 $ 37,655
9.88%, 08/01/27 ................. 42 44,503
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 149 153,470
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 287 299,571
4.75%, 01/15/28 ................. 65 65,325
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 301 251,335
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 85 88,765
5.13%, 05/01/26 ................. 84 86,459
5.75%, 05/01/28
(b)
................ 51 53,741
4.88%, 01/15/30 ................. 433 445,990
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 41,653
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... 42 44,782
KFC Holding Co., 5.25%, 06/01/26
(b)
..... 117 121,563
Las Vegas Sands Corp.:
2.90%, 06/25/25 ................. 11 10,986
3.50%, 08/18/26 ................. 9 9,120
3.90%, 08/08/29 ................. 9 8,999
Marriott International, Inc.:
2.88%, 03/01/21 ................. 60 60,373
Series N, 3.13%, 10/15/21 .......... 70 70,949
Series EE, 5.75%, 05/01/25 ......... 25 27,901
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 8 8,214
McDonald's Corp.:
1.45%, 09/01/25 ................. 320 330,132
3.60%, 07/01/30 ................. 100 116,609
4.70%, 12/09/35 ................. 75 95,911
4.88%, 12/09/45 ................. 100 129,673
4.45%, 03/01/47 ................. 5 6,235
3.63%, 09/01/49 ................. 25 28,071
MGM Resorts International:
7.75%, 03/15/22 ................. 184 193,945
6.00%, 03/15/23 ................. 61 63,282
5.75%, 06/15/25 ................. 29 30,415
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
...... 31 32,298
Powdr Corp., 6.00%, 08/01/25
(b)
........ 50 51,125
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 35 39,156
9.13%, 06/15/23 ................. 43 45,580
11.50%, 06/01/25 ................ 70 81,204
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 55 57,391
5.00%, 10/15/25 ................. 136 136,680
8.25%, 03/15/26 ................. 94 98,145
7.00%, 05/15/28 ................. 38 38,093
7.25%, 11/15/29 ................. 27 27,405
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... 51 52,987
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
318 338,272
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 33 30,360
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 35,021
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
46 48,190
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 59 57,230
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 89 82,770
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 44 46,600
5.13%, 10/01/29 ................. 136 129,540
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................ 157 174,121
4.75%, 01/15/30
(b)
................ 9 9,720
3.63%, 03/15/31 ................. 40 40,000

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.35%, 11/01/43 ................. USD 14 $ 14,770
6,917,900
Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
11 11,055
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 ................. 36 36,303
4.88%, 02/15/30 ................. 46 43,057
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
64 67,520
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 22,102
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 64 64,640
Lennar Corp.:
4.75%, 05/30/25 ................. 14 15,280
4.75%, 11/29/27 ................. 139 158,703
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 48 49,320
4.63%, 03/01/30 ................. 29 29,365
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 20 24,200
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 18,827
Newell Brands, Inc., 4.88%, 06/01/25 ..... 33 35,599
Panasonic Corp., 2.54%, 07/19/22
(b)
..... 200 206,391
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
224 241,279
PulteGroup, Inc.:
7.88%, 06/15/32 ................. 4 5,500
6.38%, 05/15/33 ................. 59 74,193
6.00%, 02/15/35 ................. 24 29,640
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 28 30,800
5.13%, 08/01/30 ................. 41 43,665
TRI Pointe Group, Inc.:
5.88%, 06/15/24 ................. 20 21,600
5.25%, 06/01/27 ................. 19 20,283
5.70%, 06/15/28 ................. 14 15,330
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 77 77,311
1,341,963
Household Products — 0.0%
Energizer Holdings, Inc.
(b)
:
6.38%, 07/15/26 ................. 19 20,429
7.75%, 01/15/27 ................. 22 24,035
4.75%, 06/15/28 ................. 51 52,780
4.38%, 03/31/29 ................. 6 6,060
Spectrum Brands, Inc.:
5.75%, 07/15/25 ................. 114 117,534
5.00%, 10/01/29
(b)
................ 58 60,175
5.50%, 07/15/30
(b)
................ 42 44,310
325,323
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(b)
:
5.25%, 06/01/26 ................. 42 43,633
4.50%, 02/15/28 ................. 197 201,756
5.13%, 03/15/28 ................. 645 667,575
4.63%, 02/01/29 ................. 147 146,724
5.00%, 02/01/31 ................. 151 153,914
Clearway Energy Operating LLC:
5.75%, 10/15/25 ................. 12 12,600
4.75%, 03/15/28
(b)
................ 138 142,485
Exelon Generation Co. LLC, 4.25%, 06/15/22 335 353,719
1,722,406
Industrial Conglomerates — 0.3%
General Electric Co.:
2.70%, 10/09/22 ................. 65 67,384
3.10%, 01/09/23 ................. 265 278,091
Security Par (000) Value
Industrial Conglomerates (continued)
3.45%, 05/01/27 ................. USD 55 $ 58,233
4.35%, 05/01/50 ................. 175 178,432
Honeywell International, Inc.:
1.35%, 06/01/25 ................. 330 340,241
2.70%, 08/15/29 ................. 70 77,446
1.95%, 06/01/30 ................. 100 105,230
Roper Technologies, Inc.:
3.65%, 09/15/23 ................. 165 179,237
1.00%, 09/15/25 ................. 85 85,183
1.75%, 02/15/31 ................. 375 375,202
1,744,679
Insurance — 0.6%
Acrisure LLC, 8.13%, 02/15/24
(b)
........ 27 28,283
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(b)
.................... 399 418,599
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 45 48,150
Aon Corp., 3.75%, 05/02/29 .......... 100 115,347
Aon plc, 4.45%, 05/24/43 ............ 140 167,450
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 127 133,985
Hartford Financial Services Group, Inc. (The):
(LIBOR USD 3 Month + 2.13%), 2.41%,
02/12/47
(a)(b)
.................. 275 236,557
4.40%, 03/15/48 ................. 20 24,703
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 465 481,856
Marsh & McLennan Cos., Inc.:
3.50%, 06/03/24 ................. 395 431,493
3.50%, 03/10/25 ................. 210 231,912
2.25%, 11/15/30 ................. 290 303,462
MetLife, Inc., 4.72%, 12/15/44
(h)
........ 35 46,225
New York Life Global Funding, 2.90%,
01/17/24
(b)
.................... 150 160,739
NFP Corp.
(b)
:
7.00%, 05/15/25 ................. 20 21,200
6.88%, 08/15/28 ................. 194 196,401
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 110 116,499
Prudential Financial, Inc., 4.35%, 02/25/50 . 95 114,260
Teachers Insurance & Annuity Association of
America
(b)
:
6.85%, 12/16/39 ................. 7 10,443
4.27%, 05/15/47 ................. 125 146,352
Travelers Cos., Inc. (The):
4.30%, 08/25/45 ................. 35 44,431
2.55%, 04/27/50 ................. 15 14,721
Willis North America, Inc., 2.95%, 09/15/29 . 10 10,776
Willis Towers Watson plc, 5.75%, 03/15/21 . 94 96,100
3,599,944
Interactive Media & Services — 0.0%
Alphabet, Inc.:
1.90%, 08/15/40 ................. 80 76,965
2.05%, 08/15/50 ................. 120 112,319
Rackspace Technology Global, Inc., 8.63%,
11/15/24
(b)
.................... 62 64,927
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
...... 8 8,340
262,551
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.:
3.15%, 08/22/27 ................. 405 461,787
3.88%, 08/22/37 ................. 159 197,959
2.50%, 06/03/50 ................. 30 30,601
2.70%, 06/03/60 ................. 80 82,926
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 82,170
Booking Holdings, Inc.:
2.75%, 03/15/23 ................. 40 41,989
4.10%, 04/13/25 ................. 45 50,635

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Internet & Direct Marketing Retail (continued)
eBay, Inc., 2.75%, 01/30/23 .......... USD 50 $ 52,437
Expedia Group, Inc.:
3.60%, 12/15/23
(b)
................ 116 118,519
6.25%, 05/01/25
(b)
................ 479 528,293
4.63%, 08/01/27
(b)
................ 80 84,062
3.25%, 02/15/30 ................. 75 72,263
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 50 52,029
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 ................. 150 154,500
4.13%, 08/01/30 ................. 49 49,566
2,059,736
IT Services — 1.0%
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
.. 515 544,406
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 121,275
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
132 135,505
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 200 200,000
5.63%, 09/15/28 ................. 200 202,940
Fidelity National Information Services, Inc.,
3.00%, 08/15/26 ................ 150 166,395
Fiserv, Inc.:
2.75%, 07/01/24 ................. 695 742,453
3.50%, 07/01/29 ................. 100 113,991
2.65%, 06/01/30 ................. 100 107,609
4.40%, 07/01/49 ................. 65 81,536
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 133 139,816
3.75%, 10/01/30 ................. 136 137,571
Global Payments, Inc.:
3.75%, 06/01/23 ................. 255 273,399
4.00%, 06/01/23 ................. 230 249,196
2.65%, 02/15/25 ................. 45 47,757
4.80%, 04/01/26 ................. 50 58,375
3.20%, 08/15/29 ................. 290 316,315
4.15%, 08/15/49 ................. 30 35,214
International Business Machines Corp.:
3.00%, 05/15/24 ................. 650 704,073
4.00%, 06/20/42 ................. 80 96,234
4.25%, 05/15/49 ................. 495 620,583
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 58 58,362
Mastercard, Inc.:
3.65%, 06/01/49 ................. 5 6,115
3.85%, 03/26/50 ................. 45 57,452
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
.. 22 23,980
PayPal Holdings, Inc.:
2.40%, 10/01/24 ................. 180 190,718
1.65%, 06/01/25 ................. 96 99,429
2.30%, 06/01/30 ................. 200 211,509
3.25%, 06/01/50 ................. 45 49,780
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 125 126,250
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 54 54,826
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 101 105,798
6.75%, 06/01/25 ................. 258 263,317
Visa, Inc.:
2.05%, 04/15/30 ................. 50 53,571
3.65%, 09/15/47 ................. 55 67,453
WEX, Inc., 4.75%, 02/01/23
(b)
......... 6 6,007
6,469,210
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ 166 175,130
5.88%, 12/15/27
(b)
................ 68 73,185
Security Par (000) Value
Leisure Products (continued)
6.20%, 10/01/40 ................. USD 5 $ 4,845
5.45%, 11/01/41 ................. 25 23,378
276,538
Life Sciences Tools & Services — 0.1%
Avantor, Inc., 6.00%, 10/01/24
(b)
........ 274 286,330
Charles River Laboratories International, Inc.
(b)
:
5.50%, 04/01/26 ................. 47 49,468
4.25%, 05/01/28 ................. 109 114,394
Thermo Fisher Scientific, Inc.:
3.00%, 04/15/23 ................. 60 63,462
4.13%, 03/25/25 ................. 150 170,869
2.95%, 09/19/26 ................. 50 55,661
2.60%, 10/01/29 ................. 40 43,604
4.50%, 03/25/30 ................. 50 61,856
845,644
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 32 34,042
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 60 62,175
Colfax Corp., 6.38%, 02/15/26
(b)
........ 62 65,720
Deere & Co.:
2.75%, 04/15/25 ................. 100 108,990
3.75%, 04/15/50 ................. 20 25,065
EnPro Industries, Inc., 5.75%, 10/15/26 ... 108 113,940
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 174 176,175
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(g)
.......... 57 57,972
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
59 60,917
Navistar International Corp.
(b)
:
9.50%, 05/01/25 ................. 35 39,437
6.63%, 11/01/25 ................. 108 110,430
Otis Worldwide Corp., 2.57%, 02/15/30 ... 149 160,135
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 56 56,770
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 22,470
Terex Corp., 5.63%, 02/01/25
(b)
........ 39 39,098
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 222 220,890
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. 400 415,706
Wabash National Corp., 5.50%, 10/01/25
(b)
. 101 101,000
1,870,932
Media — 2.2%
Altice Financing SA, 7.50%, 05/15/26
(b)
.... 600 635,118
AMC Networks, Inc., 4.75%, 08/01/25 .... 83 85,797
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,780
Charter Communications Operating LLC:
4.50%, 02/01/24 ................. 730 809,436
6.38%, 10/23/35 ................. 99 135,768
6.48%, 10/23/45 ................. 576 772,562
5.13%, 07/01/49 ................. 95 110,148
6.83%, 10/23/55 ................. 12 16,620
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 131 126,991
5.13%, 08/15/27
(b)
................ 671 644,328
Comcast Corp.:
3.70%, 04/15/24 ................. 835 922,086
3.15%, 02/15/28 ................. 205 230,304
4.15%, 10/15/28 ................. 75 90,377
2.65%, 02/01/30 ................. 100 108,962
3.20%, 07/15/36 ................. 200 222,114
4.60%, 10/15/38 ................. 450 575,166
4.65%, 07/15/42 ................. 15 19,572
4.00%, 03/01/48 ................. 92 111,777
4.70%, 10/15/48 ................. 155 206,708
2.80%, 01/15/51 ................. 90 91,071
4.05%, 11/01/52 ................. 150 184,218
4.95%, 10/15/58 ................. 70 100,298

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Media (continued)
CSC Holdings LLC:
5.25%, 06/01/24 ................. USD 27 $ 28,958
5.75%, 01/15/30
(b)
................ 200 212,500
4.13%, 12/01/30
(b)
................ 200 203,850
4.63%, 12/01/30
(b)
................ 418 421,135
3.38%, 02/15/31
(b)
................ 205 198,491
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
110 77,825
Discovery Communications LLC:
2.95%, 03/20/23 ................. 237 249,673
4.00%, 09/15/55
(b)
................ 77 78,179
DISH DBS Corp.:
6.75%, 06/01/21 ................. 68 69,700
5.88%, 07/15/22 ................. 507 527,280
5.00%, 03/15/23 ................. 167 170,340
7.75%, 07/01/26 ................. 199 218,773
DISH Network Corp.
(e)
:
2.38%, 03/15/24 ................. 65 58,497
3.38%, 08/15/26 ................. 92 84,455
Entercom Media Corp., 6.50%, 05/01/27
(b)
.. 71 61,770
Fox Corp.:
3.05%, 04/07/25 ................. 125 136,878
5.58%, 01/25/49 ................. 50 69,068
GCI LLC
(b)
:
6.63%, 06/15/24 ................. 57 61,138
4.75%, 10/15/28 ................. 29 29,363
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 27 29,272
Grupo Televisa SAB, 5.25%, 05/24/49 .... 200 235,250
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20 ................. 55 55,000
3.75%, 10/01/21 ................. 20 20,632
5.40%, 10/01/48 ................. 15 17,658
Lamar Media Corp., 4.00%, 02/15/30
(b)
.... 6 6,000
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 200 209,000
Liberty Broadband Corp., 2.75%, 09/30/50
(b)(e)
205 220,524
Meredith Corp., 6.88%, 02/01/26 ....... 11 9,185
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 40,072
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 137,519
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
79 77,025
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 240 239,949
6.50%, 09/15/28 ................. 380 389,410
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 ................. 84 86,888
5.00%, 08/01/27 ................. 65 67,762
5.50%, 07/01/29 ................. 121 129,772
4.13%, 07/01/30 ................. 166 169,113
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 223,057
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
261 262,957
Time Warner Cable LLC:
4.00%, 09/01/21 ................. 100 102,166
4.50%, 09/15/42 ................. 37 40,192
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 58 54,955
6.63%, 06/01/27 ................. 207 202,084
ViacomCBS, Inc.:
3.88%, 04/01/24 ................. 90 98,070
(LIBOR USD 3 Month + 3.90%), 5.87%,
02/28/57
(a)
................... 260 263,186
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
................... 245 268,888
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 48 50,496
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 403 401,992
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 202,460
Security Par (000) Value
Media (continued)
Ziggo BV, 5.50%, 01/15/27
(b)
.......... USD 300 $ 314,250
13,821,858
Metals & Mining — 0.5%
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 136 145,238
6.13%, 02/15/28 ................. 134 137,601
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22 ................. 25 25,831
5.00%, 09/30/43 ................. 25 35,144
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 231 233,576
Constellium SE
(b)
:
6.63%, 03/01/25 ................. 250 255,781
5.88%, 02/15/26 ................. 250 256,510
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 133 137,516
4.63%, 08/01/30 ................. 137 144,049
5.45%, 03/15/43 ................. 414 459,035
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 42 44,205
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 ................. 27 27,831
4.63%, 03/01/28 ................. 58 54,085
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. 24 24,780
7.50%, 07/15/27 ................. 143 152,295
Newmont Corp.:
2.80%, 10/01/29 ................. 111 119,543
4.88%, 03/15/42 ................. 25 33,826
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 170 174,675
4.75%, 01/30/30 ................. 290 284,844
Nucor Corp., 2.00%, 06/01/25 ......... 125 130,470
Southern Copper Corp., 5.88%, 04/23/45 .. 75 101,775
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 20 20,867
United States Steel Corp., 12.00%, 06/01/25
(b)
131 139,448
3,138,925
Multiline Retail — 0.1%
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 181 187,142
Nordstrom, Inc., 8.75%, 05/15/25
(b)
...... 156 170,953
Target Corp., 3.90%, 11/15/47 ......... 5 6,616
364,711
Multi-Utilities — 0.3%
CenterPoint Energy, Inc., 2.50%, 09/01/22 . 25 25,836
CMS Energy Corp.:
3.00%, 05/15/26 ................. 125 137,405
3.45%, 08/15/27 ................. 100 112,045
Consumers Energy Co.:
3.25%, 08/15/46 ................. 50 55,707
3.10%, 08/15/50 ................. 100 109,144
2.50%, 05/01/60 ................. 5 4,701
Dominion Energy, Inc.:
4.10%, 04/01/21
(h)
................ 35 35,608
2.72%, 08/15/21
(h)
................ 200 203,663
3.07%, 08/15/24
(h)
................ 35 37,674
3.90%, 10/01/25 ................. 120 136,324
Series C, 3.38%, 04/01/30 .......... 50 56,376
NiSource, Inc.:
0.95%, 08/15/25 ................. 140 139,853
3.60%, 05/01/30 ................. 30 34,184
4.80%, 02/15/44 ................. 107 133,725
Sempra Energy:
(LIBOR USD 3 Month + 0.50%), 0.78%,
01/15/21
(a)
................... 40 40,004
(LIBOR USD 3 Month + 0.45%), 0.70%,
03/15/21
(a)
................... 200 200,273

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Multi-Utilities (continued)
3.40%, 02/01/28 ................. USD 240 $ 263,955
3.80%, 02/01/38 ................. 150 167,931
1,894,408
Oil, Gas & Consumable Fuels — 4.5%
Apache Corp.:
4.88%, 11/15/27 ................. 67 63,315
5.10%, 09/01/40 ................. 72 64,485
5.25%, 02/01/42 ................. 5 4,475
4.75%, 04/15/43 ................. 74 65,814
4.25%, 01/15/44 ................. 56 47,600
5.35%, 07/01/49 ................. 16 14,120
Ascent Resources Utica Holdings LLC, 10.00%,
04/01/22
(b)
.................... 69 67,965
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 44 19,855
BP Capital Markets America, Inc.:
3.25%, 05/06/22 ................. 280 292,085
2.52%, 09/19/22 ................. 30 31,032
3.79%, 02/06/24 ................. 85 93,214
3.19%, 04/06/25 ................. 100 109,922
3.54%, 04/06/27 ................. 175 195,890
3.59%, 04/14/27 ................. 35 39,224
3.94%, 09/21/28 ................. 50 58,219
4.23%, 11/06/28 ................. 135 160,070
1.75%, 08/10/30 ................. 100 99,232
BP Capital Markets plc:
3.56%, 11/01/21 ................. 200 206,936
3.28%, 09/19/27 ................. 16 17,763
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(d)
.................... 300 321,000
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ 30 28,500
3.95%, 12/01/26 ................. 10 9,318
4.50%, 03/01/28
(b)
................ 88 84,810
5.85%, 11/15/43 ................. 26 24,085
5.60%, 10/15/44 ................. 31 27,496
Callon Petroleum Co.:
6.25%, 04/15/23 ................. 74 23,680
6.13%, 10/01/24 ................. 60 17,100
8.25%, 07/15/25 ................. 38 10,260
6.38%, 07/01/26 ................. 48 11,760
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 160 180,521
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ..................... 65 67,607
Cenovus Energy, Inc.:
3.00%, 08/15/22 ................. 19 18,521
3.80%, 09/15/23 ................. 10 9,660
5.38%, 07/15/25 ................. 214 205,961
5.40%, 06/15/47 ................. 7 5,914
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 63 25,672
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ................. 365 416,040
5.13%, 06/30/27 ................. 150 166,971
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 38 39,520
4.50%, 10/01/29 ................. 143 146,685
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 413 423,841
Chevron Corp., 1.55%, 05/11/25 ........ 415 430,044
Cimarex Energy Co.:
4.38%, 06/01/24 ................. 350 375,663
3.90%, 05/15/27 ................. 125 125,978
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 63 62,134
CNX Resources Corp., 7.25%, 03/14/27
(b)
.. 70 71,400
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................ 139 130,660
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.75%, 08/15/26 ................. USD 144 $ 147,744
Concho Resources, Inc.:
3.75%, 10/01/27 ................. 380 410,471
4.30%, 08/15/28 ................. 60 66,363
2.40%, 02/15/31 ................. 30 28,417
4.88%, 10/01/47 ................. 27 29,832
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 127 126,058
4.50%, 04/15/23 ................. 29 27,637
4.90%, 06/01/44 ................. 55 41,424
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(b)
.................... 53 47,343
CrownRock LP, 5.63%, 10/15/25
(b)
...... 477 449,572
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 ................. 35 30,450
5.75%, 02/15/28 ................. 11 9,350
DCP Midstream Operating LP:
5.38%, 07/15/25 ................. 58 59,802
5.63%, 07/15/27 ................. 55 56,265
6.45%, 11/03/36
(b)
................ 56 53,664
6.75%, 09/15/37
(b)
................ 69 66,240
Devon Energy Corp., 5.60%, 07/15/41 .... 12 12,140
Diamondback Energy, Inc.:
2.88%, 12/01/24 ................. 375 379,690
4.75%, 05/31/25 ................. 55 59,331
3.50%, 12/01/29 ................. 398 385,831
Enbridge, Inc.:
2.90%, 07/15/22 ................. 135 140,124
4.00%, 10/01/23 ................. 200 216,515
2.50%, 01/15/25 ................. 305 320,935
3.70%, 07/15/27 ................. 100 111,251
3.13%, 11/15/29 ................. 200 212,503
4.50%, 06/10/44 ................. 55 62,597
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 778,875
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 125 126,875
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
........ 250 258,942
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 41 42,127
5.50%, 01/30/26 ................. 136 134,980
5.75%, 01/30/28 ................. 74 74,370
Energy Transfer Operating LP:
3.60%, 02/01/23 ................. 30 30,871
5.88%, 01/15/24 ................. 400 440,395
4.90%, 02/01/24 ................. 45 48,021
4.20%, 04/15/27 ................. 200 206,930
3.75%, 05/15/30 ................. 15 14,528
6.50%, 02/01/42 ................. 150 157,120
5.30%, 04/15/47 ................. 40 37,149
6.00%, 06/15/48 ................. 29 29,168
6.25%, 04/15/49 ................. 355 366,900
5.00%, 05/15/50 ................. 103 95,368
Energy Transfer Partners LP, 5.00%, 10/01/22 55 57,884
EnLink Midstream Partners LP, 4.40%,
04/01/24 ..................... 78 70,200
Enterprise Products Operating LLC:
3.90%, 02/15/24 ................. 220 239,797
6.45%, 09/01/40 ................. 106 139,960
4.90%, 05/15/46 ................. 40 45,080
4.25%, 02/15/48 ................. 220 233,572
4.80%, 02/01/49 ................. 25 28,831
4.20%, 01/31/50 ................. 10 10,631
3.70%, 01/31/51 ................. 75 73,959

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.95%, 01/31/60 ................. USD 100 $ 98,678
Series E, (LIBOR USD 3 Month + 3.03%),
5.25%, 08/16/77
(a)
.............. 423 402,802
EOG Resources, Inc.:
4.38%, 04/15/30 ................. 40 47,131
4.95%, 04/15/50 ................. 20 24,575
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 72 74,250
4.13%, 12/01/26 ................. 12 11,436
6.50%, 07/01/27
(b)
................ 140 148,403
EQT Corp.:
3.90%, 10/01/27 ................. 75 69,047
8.75%, 02/01/30
(h)
................ 31 36,580
Exxon Mobil Corp.:
2.99%, 03/19/25 ................. 455 498,615
3.04%, 03/01/26 ................. 50 55,180
3.45%, 04/15/51 ................. 50 54,938
Genesis Energy LP:
6.00%, 05/15/23 ................. 34 30,855
5.63%, 06/15/24 ................. 32 27,275
7.75%, 02/01/28 ................. 18 15,639
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
.................... 69 40,192
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 94 93,530
Hess Corp.:
4.30%, 04/01/27 ................. 200 208,896
5.60%, 02/15/41 ................. 102 110,087
5.80%, 04/01/47 ................. 87 95,373
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. 17 17,318
5.13%, 06/15/28 ................. 31 30,942
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
32 31,200
HollyFrontier Corp., 2.63%, 10/01/23 ..... 155 155,043
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
.................... 67 65,210
Kinder Morgan Energy Partners LP:
3.50%, 09/01/23 ................. 160 170,628
4.25%, 09/01/24 ................. 360 398,350
6.95%, 01/15/38 ................. 70 91,606
6.38%, 03/01/41 ................. 97 118,815
Kinder Morgan, Inc.:
5.00%, 02/15/21
(b)
................ 215 217,698
3.15%, 01/15/23 ................. 415 435,868
5.55%, 06/01/45 ................. 114 135,329
5.20%, 03/01/48 ................. 132 154,676
Marathon Oil Corp.:
2.80%, 11/01/22 ................. 175 179,263
4.40%, 07/15/27 ................. 306 304,403
5.20%, 06/01/45 ................. 22 20,642
Marathon Petroleum Corp.:
4.50%, 05/01/23 ................. 595 642,128
4.70%, 05/01/25 ................. 35 39,552
4.75%, 09/15/44 ................. 54 56,296
Matador Resources Co., 5.88%, 09/15/26 .. 116 96,970
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 ................. 78 72,540
6.50%, 01/15/25 ................. 209 205,012
7.13%, 02/01/27 ................. 27 24,215
MPLX LP:
6.25%, 10/15/22 ................. 8 8,009
3.50%, 12/01/22 ................. 210 220,095
3.38%, 03/15/23 ................. 50 52,677
1.75%, 03/01/26 ................. 130 129,414
4.13%, 03/01/27 ................. 190 208,856
4.00%, 03/15/28 ................. 70 76,181
4.50%, 04/15/38 ................. 25 25,594
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.:
5.75%, 08/15/25 ................. USD 24 $ 20,937
6.37%, 12/01/42
(h)
................ 5 3,925
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
268 280,194
Newfield Exploration Co., 5.38%, 01/01/26 . 12 11,270
Noble Energy, Inc., 4.20%, 10/15/49 ..... 140 168,238
NuStar Logistics LP:
5.75%, 10/01/25 ................. 42 43,378
6.00%, 06/01/26 ................. 39 39,110
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 133 124,271
2.90%, 08/15/24 ................. 272 230,773
3.20%, 08/15/26 ................. 3 2,379
6.45%, 09/15/36 ................. 25 21,313
4.30%, 08/15/39 ................. 111 76,941
6.20%, 03/15/40 ................. 229 189,749
4.50%, 07/15/44 ................. 81 57,966
4.63%, 06/15/45 ................. 378 273,105
6.60%, 03/15/46 ................. 9 7,751
4.40%, 04/15/46 ................. 104 73,862
4.10%, 02/15/47 ................. 13 8,776
4.20%, 03/15/48 ................. 62 42,625
4.40%, 08/15/49 ................. 30 21,003
Ovintiv, Inc.:
3.90%, 11/15/21 ................. 225 224,927
6.50%, 02/01/38 ................. 10 9,081
Parkland Corp., 5.88%, 07/15/27
(b)
...... 48 50,460
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ................. 63 62,843
5.63%, 10/15/27 ................. 119 118,405
4.13%, 02/15/28 ................. 154 144,760
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 254 260,355
PDC Energy, Inc.:
1.13%, 09/15/21
(e)
................ 29 27,502
6.13%, 09/15/24 ................. 48 45,720
6.25%, 12/01/25 ................. 5 4,650
5.75%, 05/15/26 ................. 105 97,498
Pioneer Natural Resources Co.:
4.45%, 01/15/26 ................. 50 57,827
1.90%, 08/15/30 ................. 20 18,759
Plains All American Pipeline LP:
3.65%, 06/01/22 ................. 200 204,821
3.55%, 12/15/29 ................. 16 15,464
QEP Resources, Inc.:
5.38%, 10/01/22 ................. 62 50,840
5.25%, 05/01/23 ................. 108 78,570
5.63%, 03/01/26 ................. 39 22,133
Range Resources Corp.:
5.00%, 08/15/22 ................. 35 33,765
5.00%, 03/15/23 ................. 16 15,200
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 65 65,488
Sabine Pass Liquefaction LLC:
4.20%, 03/15/28 ................. 155 168,315
4.50%, 05/15/30
(b)
................ 271 305,269
SM Energy Co.:
6.13%, 11/15/22 ................. 73 56,792
10.00%, 01/15/25
(b)
............... 75 71,250
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 40 39,500
6.45%, 01/23/25
(h)
................ 26 25,187
7.50%, 04/01/26 ................. 21 20,528
8.38%, 09/15/28 ................. 44 43,235
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24 ................. 450 472,516
4.00%, 10/01/27 ................. 178 181,897
5.30%, 04/01/44 ................. 25 23,292

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.35%, 05/15/45 ................. USD 50 $ 46,531
5.40%, 10/01/47 ................. 123 116,133
Sunoco LP:
4.88%, 01/15/23 ................. 39 39,195
6.00%, 04/15/27 ................. 11 11,303
5.88%, 03/15/28 ................. 22 22,495
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 ................. 64 60,160
7.50%, 10/01/25 ................. 44 44,178
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 45 46,912
5.00%, 01/15/28 ................. 87 84,825
6.88%, 01/15/29 ................. 77 82,367
5.50%, 03/01/30
(b)
................ 133 133,140
4.88%, 02/01/31
(b)
................ 96 92,969
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 11,533
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 ................. 25 25,622
5.00%, 01/31/28 ................. 4 4,379
4.75%, 01/15/30 ................. 51 53,932
TransCanada PipeLines Ltd.:
2.50%, 08/01/22 ................. 100 103,131
4.63%, 03/01/34 ................. 15 17,714
7.63%, 01/15/39 ................. 50 75,914
Transcanada Trust, Series 16-A, (LIBOR USD
3 Month + 4.64%), 5.87%, 08/15/76
(a)
... 903 961,695
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 156,324
Valero Energy Corp.:
2.70%, 04/15/23 ................. 50 51,804
1.20%, 03/15/24 ................. 170 169,280
4.00%, 04/01/29 ................. 20 21,914
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
46 45,310
Western Midstream Operating LP:
4.00%, 07/01/22 ................. 10 10,059
4.10%, 02/01/25
(h)
................ 16 15,240
3.95%, 06/01/25 ................. 35 32,893
4.65%, 07/01/26 ................. 28 27,230
4.75%, 08/15/28 ................. 14 13,461
5.05%, 02/01/30
(h)
................ 30 29,198
5.45%, 04/01/44 ................. 68 58,140
5.30%, 03/01/48 ................. 177 142,485
5.50%, 08/15/48 ................. 15 12,375
6.25%, 02/01/50
(h)
................ 83 76,879
Williams Cos., Inc. (The):
3.60%, 03/15/22 ................. 475 491,068
3.35%, 08/15/22 ................. 360 373,458
3.70%, 01/15/23 ................. 30 31,705
4.50%, 11/15/23 ................. 100 109,454
4.30%, 03/04/24 ................. 125 136,695
4.55%, 06/24/24 ................. 50 55,409
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 48 54,240
5.75%, 06/01/26 ................. 42 43,470
5.88%, 06/15/28 ................. 52 54,340
4.50%, 01/15/30 ................. 165 162,217
28,057,302
Paper & Forest Products — 0.1%
(b)
Boise Cascade Co., 4.88%, 07/01/30 ..... 37 39,775
Georgia-Pacific LLC:
5.40%, 11/01/20 ................. 170 170,668
3.73%, 07/15/23 ................. 25 26,916
1.75%, 09/30/25 ................. 160 166,778
404,137
Security Par (000) Value
Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
USD 41 $ 43,141
Pharmaceuticals — 1.0%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 ................. 20 22,000
8.50%, 01/31/27 ................. 184 202,170
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 ................. 122 124,898
5.50%, 11/01/25 ................. 28 28,735
9.00%, 12/15/25 ................. 219 238,228
5.75%, 08/15/27 ................. 110 116,737
7.00%, 01/15/28 ................. 88 93,280
5.00%, 01/30/28 ................. 12 11,655
6.25%, 02/15/29 ................. 250 257,140
7.25%, 05/30/29 ................. 89 95,898
5.25%, 01/30/30 ................. 211 207,835
Bayer US Finance II LLC
(b)
:
2.20%, 07/15/22 ................. 30 30,362
4.25%, 12/15/25 ................. 200 228,766
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 200 217,576
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 ................. 65 70,361
3.40%, 07/26/29 ................. 50 58,235
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... 146 151,840
Elanco Animal Health, Inc., 5.90%, 08/28/28
(h)
15 17,325
Endo DAC, 9.50%, 07/31/27
(b)
......... 26 27,170
Johnson & Johnson:
3.55%, 03/01/36 ................. 65 78,939
3.63%, 03/03/37 ................. 100 122,129
Merck & Co., Inc., 3.40%, 03/07/29 ...... 50 58,254
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
450 471,456
Pfizer, Inc.:
3.45%, 03/15/29 ................. 150 175,604
2.55%, 05/28/40 ................. 35 36,386
4.30%, 06/15/43 ................. 70 89,848
2.70%, 05/28/50 ................. 210 219,355
Royalty Pharma plc
(b)
:
0.75%, 09/02/23 ................. 255 254,531
1.20%, 09/02/25 ................. 295 293,990
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21 ................. 337 343,088
2.88%, 09/23/23 ................. 1,185 1,256,041
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 ................. 200 222,075
3.18%, 07/09/50 ................. 200 203,171
6,025,078
Professional Services — 0.1%
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 24 24,099
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 191 205,143
10.25%, 02/15/27 ................ 73 82,490
Equifax, Inc., 2.60%, 12/15/25 ......... 9 9,609
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 ................. 123 126,690
5.00%, 06/15/28 ................. 313 326,694
Verisk Analytics, Inc., 4.13%, 09/12/22 .... 50 53,284
828,009
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 155 160,913
Five Point Operating Co. LP, 7.88%, 11/15/25 141 140,929
Greystar Real Estate Partners LLC, 5.75%,
12/01/25 ..................... 23 23,173
Howard Hughes Corp. (The):
5.38%, 03/15/25 ................. 40 40,644

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Real Estate Management & Development (continued)
5.38%, 08/01/28 ................. USD 108 $ 107,945
Realogy Group LLC, 7.63%, 06/15/25 .... 9 9,428
483,032
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
4.90%, 04/01/44 ................. 75 101,919
4.15%, 12/15/48 ................. 90 113,528
3.55%, 02/15/50 ................. 100 117,026
Canadian Pacific Railway Co., 2.05%, 03/05/30 30 31,254
CSX Corp.:
3.25%, 06/01/27 ................. 100 112,964
3.80%, 03/01/28 ................. 75 87,917
4.30%, 03/01/48 ................. 100 124,555
ERAC USA Finance LLC, 2.60%, 12/01/21
(b)
25 25,435
Norfolk Southern Corp.:
2.90%, 06/15/26 ................. 125 137,979
3.80%, 08/01/28 ................. 40 46,939
2.55%, 11/01/29 ................. 70 76,135
4.15%, 02/28/48 ................. 30 36,999
3.05%, 05/15/50 ................. 130 138,159
Penske Truck Leasing Co. LP
(b)
:
3.38%, 02/01/22 ................. 320 330,424
2.70%, 03/14/23 ................. 265 275,865
4.13%, 08/01/23 ................. 200 217,246
2.70%, 11/01/24 ................. 120 127,317
4.00%, 07/15/25 ................. 585 659,019
Ryder System, Inc.:
3.40%, 03/01/23 ................. 215 228,070
3.88%, 12/01/23 ................. 250 272,712
Uber Technologies, Inc.
(b)
:
7.50%, 11/01/23 ................. 67 69,794
7.50%, 05/15/25 ................. 334 355,907
8.00%, 11/01/26 ................. 53 56,487
7.50%, 09/15/27 ................. 112 119,840
6.25%, 01/15/28 ................. 82 84,230
Union Pacific Corp.:
2.95%, 01/15/23 ................. 125 131,409
2.75%, 04/15/23 ................. 260 273,489
3.15%, 03/01/24 ................. 90 97,064
3.25%, 08/15/25 ................. 100 111,044
3.55%, 08/15/39 ................. 15 17,173
4.30%, 03/01/49 ................. 70 90,470
3.80%, 10/01/51 ................. 150 178,202
3.95%, 08/15/59 ................. 25 29,175
3.84%, 03/20/60
(b)
................ 100 116,003
3.84%, 03/20/60 ................. 283 328,288
5,320,037
Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.:
2.88%, 06/01/23 ................. 200 210,991
3.13%, 12/05/23 ................. 25 26,885
Applied Materials, Inc., 3.30%, 04/01/27 ... 180 204,610
Broadcom Corp., 3.88%, 01/15/27 ...... 76 84,201
Broadcom, Inc.:
2.25%, 11/15/23 ................. 90 93,568
3.63%, 10/15/24 ................. 410 447,054
4.70%, 04/15/25 ................. 1,109 1,260,171
3.15%, 11/15/25 ................. 39 42,242
4.25%, 04/15/26 ................. 175 197,159
3.46%, 09/15/26 ................. 232 254,067
4.11%, 09/15/28 ................. 89 100,370
4.75%, 04/15/29 ................. 200 233,011
5.00%, 04/15/30 ................. 275 324,389
4.30%, 11/15/32 ................. 125 142,799
Security Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.
(b)
:
4.63%, 02/10/26 ................. USD 24 $ 24,540
4.38%, 04/15/28 ................. 67 68,842
Intel Corp.:
2.45%, 11/15/29 ................. 84 91,454
4.75%, 03/25/50 ................. 105 144,598
3.10%, 02/15/60 ................. 20 21,741
KLA Corp.:
4.65%, 11/01/24 ................. 354 404,236
4.10%, 03/15/29 ................. 275 330,036
3.30%, 03/01/50 ................. 68 71,844
Lam Research Corp.:
3.80%, 03/15/25 ................. 270 303,847
3.75%, 03/15/26 ................. 110 126,195
4.00%, 03/15/29 ................. 305 365,454
1.90%, 06/15/30 ................. 15 15,564
4.88%, 03/15/49 ................. 70 99,083
Microchip Technology, Inc.:
1.63%, 02/15/25
(e)
................ 15 33,414
4.25%, 09/01/25
(b)
................ 277 287,404
NVIDIA Corp.:
2.85%, 04/01/30 ................. 165 185,379
3.50%, 04/01/40 ................. 202 236,732
3.50%, 04/01/50 ................. 135 157,987
NXP BV
(b)
:
4.88%, 03/01/24 ................. 335 376,713
2.70%, 05/01/25 ................. 10 10,594
3.15%, 05/01/27 ................. 100 108,080
5.55%, 12/01/28 ................. 120 148,407
4.30%, 06/18/29 ................. 196 225,935
3.40%, 05/01/30 ................. 20 21,894
ON Semiconductor Corp.:
1.00%, 12/01/20
(e)
................ 54 64,530
3.88%, 09/01/28
(b)
................ 104 105,464
Qorvo, Inc., 3.38%, 04/01/31
(b)
......... 126 128,047
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 79 101,476
Texas Instruments, Inc., 1.38%, 03/12/25 .. 45 46,567
7,927,574
Software — 1.2%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 188 198,539
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 185 189,339
Autodesk, Inc.:
3.60%, 12/15/22 ................. 50 53,027
3.50%, 06/15/27 ................. 75 85,084
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 ................. 89 95,057
9.13%, 03/01/26 ................. 215 227,900
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. 14 14,210
4.25%, 01/31/26 ................. 220 223,988
CA, Inc., 3.60%, 08/15/22 ............ 40 40,905
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 270 275,400
Castle US Holding Corp., 9.50%, 02/15/28
(b)
96 91,560
CDK Global, Inc.:
4.88%, 06/01/27 ................. 97 102,093
5.25%, 05/15/29
(b)
................ 26 27,690
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 535 542,651
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24
(b)
........... 361 382,299
Microsoft Corp.:
3.45%, 08/08/36 ................. 270 327,633
4.10%, 02/06/37 ................. 29 37,596
3.70%, 08/08/46 ................. 391 490,978
2.53%, 06/01/50 ................. 66 69,024

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Software (continued)
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... USD 130 $ 137,150
Open Text Corp., 3.88%, 02/15/28
(b)
..... 59 59,682
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
134 137,811
Oracle Corp.:
3.40%, 07/08/24 ................. 590 645,723
2.50%, 04/01/25 ................. 280 300,048
2.95%, 04/01/30 ................. 310 346,599
3.90%, 05/15/35 ................. 25 30,412
3.85%, 07/15/36 ................. 25 29,538
3.60%, 04/01/40 ................. 100 114,547
4.00%, 07/15/46 ................. 164 194,394
4.00%, 11/15/47 ................. 160 189,684
3.60%, 04/01/50 ................. 250 281,793
3.85%, 04/01/60 ................. 125 147,565
PTC, Inc.
(b)
:
3.63%, 02/15/25 ................. 31 31,465
4.00%, 02/15/28 ................. 95 97,643
Solera LLC, 10.50%, 03/01/24
(b)
........ 680 710,600
Sophia LP, 9.00%, 09/30/23
(b)
......... 20 20,012
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
510 541,987
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 229 236,156
7,727,782
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
(b)
:
4.50%, 03/01/28 ................. 32 32,200
4.75%, 03/01/30 ................. 31 31,232
eG Global Finance plc, 8.50%, 10/30/25
(b)
.. 17 17,820
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... 34 38,675
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
65 63,862
Home Depot, Inc. (The):
2.50%, 04/15/27 ................. 150 163,039
2.70%, 04/15/30 ................. 100 111,287
4.25%, 04/01/46 ................. 40 51,102
3.90%, 06/15/47 ................. 75 92,599
4.50%, 12/06/48 ................. 120 160,403
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 38,366
L Brands, Inc.:
6.88%, 07/01/25
(b)
................ 109 117,720
6.63%, 10/01/30
(b)
................ 46 46,805
6.88%, 11/01/35 ................. 82 80,795
Lowe's Cos., Inc.:
3.13%, 09/15/24 ................. 70 76,103
4.00%, 04/15/25 ................. 95 107,804
3.70%, 04/15/46 ................. 77 88,300
4.55%, 04/05/49 ................. 100 128,317
5.13%, 04/15/50 ................. 25 34,503
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
... 50 49,562
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 40 42,600
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 77 76,686
5.50%, 05/15/26 ................. 49 50,548
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 ................. 63 63,551
5.88%, 06/01/25 ................. 335 342,906
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 104 105,820
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
.. 202 215,635
Staples, Inc., 7.50%, 04/15/26
(b)
........ 273 252,296
2,680,536
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.:
2.85%, 05/11/24 ................. 450 485,564
1.13%, 05/11/25 ................. 380 388,874
3.25%, 02/23/26 ................. 195 219,223
Security Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
2.20%, 09/11/29 ................. USD 60 $ 64,525
4.50%, 02/23/36 ................. 75 100,059
4.38%, 05/13/45 ................. 20 26,795
3.85%, 08/04/46 ................. 230 286,402
3.75%, 09/12/47 ................. 130 160,590
2.65%, 05/11/50 ................. 120 125,746
Dell International LLC
(b)
:
4.42%, 06/15/21 ................. 2 2,047
5.45%, 06/15/23 ................. 425 465,938
6.02%, 06/15/26 ................. 400 469,672
6.10%, 07/15/27 ................. 100 118,577
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 34 35,870
HP, Inc., 2.20%, 06/17/25 ............ 370 387,583
NCR Corp.
(b)
:
8.13%, 04/15/25 ................. 21 23,210
5.75%, 09/01/27 ................. 13 13,592
5.00%, 10/01/28 ................. 35 35,028
6.13%, 09/01/29 ................. 113 119,658
5.25%, 10/01/30 ................. 36 36,000
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
. 25 26,980
3,591,933
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 26 27,430
Levi Strauss & Co., 5.00%, 05/01/25 ..... 51 52,179
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 ................. 16 16,760
5.63%, 03/15/27 ................. 48 50,100
146,469
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.38%, 01/14/25
(b)
.......... 250 259,969
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
.................... 126 131,632
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 67 57,955
MGIC Investment Corp., 5.25%, 08/15/28 .. 62 63,949
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 55 56,065
5.50%, 08/15/28 ................. 80 79,900
649,470
Tobacco — 0.5%
Altria Group, Inc.:
3.80%, 02/14/24 ................. 405 442,676
2.35%, 05/06/25 ................. 460 486,041
5.38%, 01/31/44 ................. 130 161,715
5.95%, 02/14/49 ................. 230 308,094
BAT Capital Corp.:
3.22%, 08/15/24 ................. 265 283,528
2.79%, 09/06/24 ................. 510 538,569
3.56%, 08/15/27 ................. 12 12,960
4.76%, 09/06/49 ................. 90 97,745
5.28%, 04/02/50 ................. 100 117,526
Philip Morris International, Inc., 1.50%,
05/01/25 ..................... 250 258,012
Reynolds American, Inc.:
4.00%, 06/12/22 ................. 250 263,509
4.45%, 06/12/25 ................. 215 241,948
7.00%, 08/04/41 ................. 98 126,872
3,339,195
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
3.75%, 02/01/22 ................. 100 102,040
2.75%, 01/15/23 ................. 80 81,776
3.88%, 07/03/23 ................. 300 312,624
3.00%, 02/01/30 ................. 120 111,749

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Trading Companies & Distributors (continued)
Aviation Capital Group LLC
(b)
:
2.88%, 01/20/22 ................. USD 100 $ 99,243
3.88%, 05/01/23 ................. 110 108,859
Fortress Transportation and Infrastructure
Investors LLC, 9.75%, 08/01/27
(b)
..... 14 14,989
HD Supply, Inc., 5.38%, 10/15/26
(b)
...... 572 598,335
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 150 155,197
United Rentals North America, Inc.:
4.63%, 10/15/25 ................. 58 59,305
5.88%, 09/15/26 ................. 25 26,344
3.88%, 11/15/27 ................. 3 3,090
4.00%, 07/15/30 ................. 129 132,225
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 206 224,396
7.25%, 06/15/28 ................. 221 242,144
2,272,316
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 4.38%, 04/22/49 200 249,140
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 650 652,048
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
.................... 5 5,345
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 59 62,726
Rogers Communications, Inc., 3.70%, 11/15/49 30 33,343
Sprint Corp.:
7.88%, 09/15/23 ................. 67 76,966
7.13%, 06/15/24 ................. 43 49,476
7.63%, 02/15/25 ................. 78 91,260
7.63%, 03/01/26 ................. 88 106,338
T-Mobile USA, Inc.:
3.50%, 04/15/25
(b)
................ 440 482,812
4.50%, 02/01/26 ................. 44 45,338
4.75%, 02/01/28 ................. 83 88,789
3.88%, 04/15/30
(b)
................ 250 283,655
4.38%, 04/15/40
(b)
................ 65 76,191
3.00%, 02/15/41
(b)
................ 40 39,579
4.50%, 04/15/50
(b)
................ 145 173,953
3.30%, 02/15/51
(b)
................ 85 84,210
Vodafone Group plc:
3.75%, 01/16/24 ................. 70 76,419
5.25%, 05/30/48 ................. 166 214,608
4.88%, 06/19/49 ................. 50 62,079
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 611,111
3,565,386
Total Corporate Bonds — 48.2%
(Cost: $292,507,108) ............................. 301,983,328
Equity-Linked Notes — 5.1%
Aerospace & Defense — 0.0%
Barclays Bank plc (L3Harris Technologies,
Inc.), 13.81%, 10/22/20 ............. 1 181,734
Air Freight & Logistics — 0.0%
JPMorgan Structured Products BV (Deutsche
Post AG), 17.78%, 11/09/20
(b)
........ EUR 3 148,216
Automobiles — 0.1%
Barclays Bank plc (General Motors Co.),
13.78%, 10/23/20 ................ USD 4 120,279
Credit Suisse AG (Ford Motor Co.),
13.50%, 10/22/20 ................ 25 166,619
Royal Bank of Canada (Daimler AG),
16.92%, 10/15/20
(b)
............... 5 248,308
535,206
Security Par (000) Value
Banks — 0.2%
Barclays Bank plc (Bank of America Corp.),
18.60%, 10/14/20 ................ USD 15 $ 352,927
Barclays Bank plc (JPMorgan Chase & Co.),
15.63%, 11/19/20 ................ 5 514,876
BNP Paribas SA (PNC Financial Services
Group, Inc. (The)), 19.89%, 11/18/20 ... 2 182,596
BNP Paribas SA (US BanCorp.),
18.88%, 11/18/20 ................ 5 170,138
1,220,537
Beverages — 0.1%
Barclays Bank plc (PepsiCo, Inc.),
11.00%, 11/19/20 ................. 3 355,653
BNP Paribas SA (Coca-Cola Co (The)),
9.92%, 11/18/20 ................. 9 457,781
Credit Suisse AG (Monster Beverage Corp.),
9.05%, 11/06/20 ................. 1 87,753
901,187
Biotechnology — 0.1%
JPMorgan Structured Products BV (AbbVie,
Inc.), 14.82%, 12/03/20
(b)
........... 4 338,396
JPMorgan Structured Products BV (Gilead
Sciences, Inc.), 14.44%, 10/22/20
(b)
.... 4 234,445
Merrill Lynch International & Co. (Biogen, Inc.),
16.75%, 10/19/20 ................ —
(i)
75,185
648,026
Building Products — 0.0%
Citigroup Global Markets Holdings, Inc.
(Johnson Controls International plc),
12.10%, 10/22/20
(b)
............... 5 190,845
Capital Markets — 0.2%
BNP Paribas SA (TD Ameritrade Holding
Corp.), 16.88%, 10/22/20
(b)
.......... 3 111,124
HSBC Bank plc (Goldman Sachs Group, Inc.
(The)), 17.30%, 10/13/20 ........... 1 163,332
JPMorgan Structured Products BV (Charles
SchwabCorp. (The)), 16.53%, 10/14/20
(b)
. 5 182,047
Merrill Lynch International & Co.
(Intercontinental Exchange, Inc.),
10.55%, 10/21/20 ................ 2 187,356
Nomura Bank International plc (Morgan
Stanley), 17.35%, 10/22/20 .......... 4 202,989
Royal Bank of Canada (S&P Global, Inc.),
11.02%, 11/27/20
(b)
................ 1 178,646
Toronto-Dominion Bank (The) (Blackstone
Group, Inc. (The)), 15.27%, 10/22/20 ... 3 178,676
Toronto-Dominion Bank (The) (CME Group,
Inc.), 14.61%, 10/22/20 ............. 2 252,817
1,456,987
Chemicals — 0.2%
Barclays Bank plc (Sherwin-Williams Co (The)),
9.60%, 10/16/20 ................. —
(i)
184,961
JPMorgan Structured Products BV (Celanese
Corp.), 13.07%, 10/19/20
(b)
.......... —
(i)
49,431
Merrill Lynch International & Co. (Air Products
and Chemicals, Inc.), 10.91%, 11/05/20 .. —
(i)
75,441
Merrill Lynch International & Co. (Dow, Inc.),
15.08%, 11/18/20 ................ 4 160,957
Merrill Lynch International & Co. (DuPont de
Nemours, Inc.), 14.82%, 10/23/20 ..... 2 91,170
Merrill Lynch International & Co. (Ecolab, Inc.):
12.84%, 10/19/20 ................ 1 115,940
17.48%, 10/28/20 ................ 2 308,260
Merrill Lynch International & Co. (PPG
Industries, Inc.), 16.78%, 10/19/20 ..... 1 127,110

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Chemicals (continued)
Nomura Bank International plc (LyondellBasell
Industries NV), 20.59%, 11/03/20 ...... USD 2 $ 143,382
Royal Bank of Canada (Scotts Miracle-Gro Co
(The)), 12.56%, 11/04/20
(b)
.......... —
(i)
69,706
Societe Generale SA (Mosaic Co (The)),
20.61%, 10/26/20 ................ 3 60,095
Toronto-Dominion Bank (The) (FMC Corp.),
14.86%, 10/26/20 ................ 1 88,497
1,474,950
Commercial Services & Supplies — 0.1%
Merrill Lynch International & Co. (Waste
Management, Inc.), 9.08%, 11/25/20 .... 2 183,349
UBS AG (Copart, Inc.), 13.20%, 11/16/20 ... 2 184,159
367,508
Construction Materials — 0.0%
Merrill Lynch International & Co. (Martin
Marietta Materials, Inc.), 19.17%, 10/19/20 —
(i)
72,265
Societe Generale SA (Vulcan Materials Co.),
13.02%, 10/26/20 ................ 1 135,329
207,594
Consumer Finance — 0.0%
Merrill Lynch International & Co. (Capital One
Financial Corp.), 21.79%, 10/21/20 ..... 1 80,458
Royal Bank of Canada (Discover Financial
Services), 25.07%, 10/21/20
(b)
........ 1 80,125
160,583
Containers & Packaging — 0.0%
Nomura Bank International plc (International
Paper Co.), 16.87%, 10/23/20 ........ 3 116,533
Diversified Financial Services — 0.1%
(b)
Royal Bank of Canada (Cadence Design
Systems, Inc.), 10.03%, 10/21/20 ...... 2 180,636
Royal Bank of Canada (Royal Bank of
Canada), 8.75%, 11/03/20 ........... 3 640,883
821,519
Diversified Telecommunication Services — 0.1%
Merrill Lynch International & Co. (Verizon
Communications, Inc.), 7.88%, 10/26/20 . 5 312,348
Royal Bank of Canada (AT&T, Inc.),
10.01%, 11/18/20
(b)
............... 13 355,102
667,450
Electric Utilities — 0.2%
Barclays Bank plc (American Electric Power
Co, Inc.), 10.07%, 10/22/20 .......... 2 175,690
Barclays Bank plc (Exelon Corp.),
16.24%, 10/26/20 ................ 5 170,236
Barclays Bank plc (NRG Energy, Inc.),
19.67%, 10/22/20 ................ 3 100,110
Nomura Bank International plc (NextEra Energy
Capital Holdings, Inc.), 12.10%, 10/22/20 1 298,375
Societe Generale SA (Southern Co (The)),
13.03%, 10/21/20 ................ 3 179,201
923,612
Electrical Equipment — 0.0%
Credit Suisse AG (Emerson Electric Co.),
12.70%, 11/03/20 ................ 1 91,749
Electronic Equipment, Instruments & Components — 0.0%
Barclays Bank plc (Corning, Inc.),
16.95%, 11/23/20 ................ 5 146,578
Security Par (000) Value
Entertainment — 0.1%
Barclays Bank plc (Electronic Arts, Inc.),
10.20%, 10/22/20 ................ USD 1 $ 171,590
Citigroup Global Markets Holdings, Inc.
(Live Nation Entertainment, Inc.),
20.42%, 10/22/20
(b)
............... 2 121,597
Merrill Lynch International & Co. (Netflix, Inc.),
17.69%, 11/23/20 ................ —
(i)
141,786
Royal Bank of Canada (Walt Disney Co (The)),
12.13%, 11/04/20
(b)
............... 2 277,363
Societe Generale SA (Take-Two Interactive
Software, Inc.), 14.01%, 10/26/20 ...... 1 102,265
814,601
Equity Real Estate Investment Trusts (REITs) — 0.1%
Merrill Lynch International & Co. (American
Tower Corp.), 16.44%, 11/25/20 ....... 1 254,549
Merrill Lynch International & Co. (Crown Castle
International Corp.), 13.40%, 10/21/20 .. 1 178,937
Merrill Lynch International & Co. (Equity
Residential), 21.37%, 10/19/20 ....... 1 66,945
Merrill Lynch International & Co. (Prologis, Inc.),
14.45%, 10/19/20 ................ 2 154,107
Societe Generale SA (AvalonBay Communities,
Inc.), 11.83%, 10/21/20 ............. 1 108,341
762,879
Food & Staples Retailing — 0.1%
BNP Paribas SA (Walmart, Inc.),
12.31%, 12/14/20 ................ 2 295,662
Merrill Lynch International & Co. (Sprouts
Farmers Market, Inc.), 14.91%, 10/21/20 . 4 86,367
382,029
Food Products — 0.1%
JPMorgan Structured Products BV (Tyson
Foods, Inc.), 12.68%, 10/23/20
(b)
...... 2 105,278
Royal Bank of Canada (Hershey Co (The)),
8.48%, 11/18/20
(b)
................ 1 148,583
Royal Bank of Canada (Mondelez International,
Inc.), 11.41%, 10/28/20
(b)
............ 6 366,183
Societe Generale SA (Archer-Daniels-Midland
Co.), 14.64%, 10/21/20 ............. 3 114,262
734,306
Health Care Equipment & Supplies — 0.1%
JPMorgan Structured Products BV (Abbott
Laboratories), 11.52%, 11/20/20
(b)
...... 4 375,347
JPMorgan Structured Products BV (Edwards
Lifesciences Corp.), 11.77%, 10/22/20
(b)
. 1 76,729
Nomura Bank International plc (Boston
Scientific Corp.), 10.07%, 10/23/20 ..... 5 180,661
Royal Bank of Canada (Danaher Corp.),
8.62%, 10/22/20
(b)
................ 1 155,681
788,418
Health Care Providers & Services — 0.3%
BNP Paribas SA (HCA Healthcare, Inc.),
17.13%, 10/19/20 ................ 1 76,976
BNP Paribas SA (UnitedHealth Group, Inc.),
12.63%, 11/18/20 ................ 2 537,190
Citigroup Global Markets Holdings, Inc.
(Metlifecare Ltd.), 17.62%, 10/22/20
(b)
... 3 108,988
Credit Suisse AG (Humana, Inc.),
7.75%, 11/04/20 ................. 1 233,306
Credit Suisse AG (McKesson Corp.),
13.35%, 10/23/20 ................ —
(i)
66,163
JPMorgan Structured Products BV (Cigna
Corp.), 13.72%, 10/23/20
(b)
.......... 1 178,547
Nomura Bank International plc (CVS Health
Corp.), 7.99%, 12/18/20 ............ 4 207,560

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Health Care Providers & Services (continued)
Royal Bank of Canada (Cardinal Health, Inc.),
16.34%, 11/04/20
(b)
............... USD 3 $ 129,095
Societe Generale SA (Anthem, Inc.),
11.49%, 12/02/20 ................ —
(i)
108,731
1,646,556
Hotels, Restaurants & Leisure — 0.2%
Barclays Bank plc (Hilton Worldwide Holdings,
Inc.), 17.61%, 12/02/20 ............. 2 183,887
Credit Suisse AG (Aristocrat Leisure Ltd.),
11.90%, 10/29/20 ................ 1 90,829
JPMorgan Structured Products BV (Domino's
Pizza, Inc.), 11.40%, 10/14/20
(b)
....... —
(i)
181,831
JPMorgan Structured Products BV (Starbucks
Corp.), 12.52%, 10/19/20
(b)
.......... 1 121,327
Royal Bank of Canada (Chipotle Mexican Grill,
Inc.), 12.32%, 10/21/20
(b)
........... —
(i)
79,542
Royal Bank of Canada (McDonald's Corp.),
9.76%, 11/23/20
(b)
................ 1 302,126
959,542
Household Durables — 0.1%
JPMorgan Structured Products BV (PulteGroup,
Inc.), 18.37%, 10/23/20
(b)
........... 2 112,745
Merrill Lynch International & Co. (Tempur Sealy
International, Inc.), 20.57%, 10/27/20 ... 1 53,243
Nomura Bank International plc (DR Horton,
Inc.), 14.43%, 10/23/20 ............. 2 117,038
283,026
Household Products — 0.2%
JPMorgan Structured Products BV (Clorox Co
(The)), 13.23%, 10/23/20
(b)
.......... —
(i)
99,641
Nomura Bank International plc (Colgate-
Palmolive Co.), 11.80%, 10/22/20 ...... 2 182,448
Royal Bank of Canada (Kimberly-Clark Corp.),
7.36%, 11/18/20
(b)
................ 1 149,433
Societe Generale SA (Procter & Gamble Co
(The)), 6.40%, 10/21/20 ............ 4 562,050
993,572
Independent Power and Renewable Electricity Producers — 0.0%
Barclays Bank plc (AESCorp. (The)),
11.27%, 10/22/20 ................ 7 114,814
Industrial Conglomerates — 0.1%
Merrill Lynch International & Co. (Roper
Technologies, Inc.), 9.31%, 10/26/20 .... —
(i)
163,022
Nomura Bank International plc (Honeywell
International, Inc.), 10.62%, 11/23/20 ... 2 296,909
459,931
Insurance — 0.0%
Barclays Bank plc (Aon plc), 9.96%, 10/22/20 1 183,328
Merrill Lynch International & Co. (Prudential
plc), 18.01%, 11/04/20 ............. 1 87,148
270,476
Interactive Media & Services — 0.2%
Barclays Bank plc (Alphabet, Inc.):
11.11%, 10/19/20 ................. —
(i)
289,426
11.15%, 12/03/20 ................ —
(i)
287,583
Credit Suisse AG (Facebook, Inc.),
18.10%, 10/29/20 ................ 2 633,892
1,210,901
Security Par (000) Value
Internet & Direct Marketing Retail — 0.2%
JPMorgan Structured Products BV (Amazon.
com, Inc.), 14.84%, 10/22/20
(b)
........ USD —
(i)
$ 863,606
Societe Generale SA (eBay, Inc.),
14.30%, 10/19/20 ................ 1 65,086
928,692
IT Services — 0.2%
Barclays Bank plc (Global Payments, Inc.),
12.85%, 10/23/20 ................ 1 178,592
Barclays Bank plc (PayPal Holdings, Inc.),
15.29%, 10/22/20 ................ 2 301,471
Citigroup Global Markets Holdings, Inc.
(GoDaddy, Inc.), 13.28%, 10/22/20
(b)
.... 1 105,133
JPMorgan Structured Products BV (Visa, Inc.),
8.72%, 10/19/20
(b)
................ 1 174,259
Nomura Bank International plc (Mastercard,
Inc.), 12.48%, 10/21/20 ............. 1 284,540
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 9.83%, 10/26/20
(b)
.... 3 188,805
Societe Generale SA (Leidos Holdings, Inc.),
15.38%, 10/26/20 ................ 1 105,565
1,338,365
Leisure Products — 0.0%
Nomura Bank International plc (Polaris, Inc.),
17.90%, 10/16/20 ................ 1 81,366
Life Sciences Tools & Services — 0.1%
Nomura Bank International plc (Thermo Fisher
Scientific, Inc.), 10.64%, 10/20/20 ...... —
(i)
156,491
Nomura Bank International plc (Waters Corp.),
13.26%, 10/16/20 ................ —
(i)
96,707
Royal Bank of Canada (Charles River
Laboratories International, Inc.),
15.42%, 11/04/20
(b)
............... —
(i)
92,314
345,512
Machinery — 0.1%
Barclays Bank plc (Deere & Co.),
14.26%, 01/08/21 ................ 1 225,660
Merrill Lynch International & Co. (PACCAR,
Inc.), 12.02%, 10/21/20 ............. 1 74,484
300,144
Media — 0.0%
Citigroup Global Markets Holdings, Inc. (Altice
USA, Inc.), 13.33%, 10/22/20
(b)
....... 4 105,457
Metals & Mining — 0.1%
JPMorgan Structured Products BV (Alcoa
Corp.), 20.40%, 10/14/20
(b)
.......... 9 106,140
Merrill Lynch International & Co. (Kinross Gold
Corp.), 10.75%, 10/21/20 ........... 2 100,016
Toronto-Dominion Bank (The) (Nucor Corp.),
13.89%, 10/22/20 ................ 4 180,280
386,436
Multiline Retail — 0.0%
Credit Suisse AG (Dollar General Corp.),
12.25%, 12/03/20 ................ 1 281,347
Oil, Gas & Consumable Fuels — 0.0%
Royal Bank of Canada (Pioneer Natural
Resources Co.), 16.98%, 11/04/20
(b)
.... 1 117,350
Pharmaceuticals — 0.3%
Citigroup Global Markets Holdings, Inc. (Zoetis,
Inc.), 11.39%, 12/02/20
(b)
............ 1 220,075
JPMorgan Structured Products BV (Merck &
Co, Inc.), 13.48%, 10/22/20
(b)
......... 5 373,877
Nomura Bank International plc (Pfizer, Inc.),
16.08%, 11/27/20 ................ 9 330,576

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Pharmaceuticals (continued)
UBS AG (Johnson & Johnson),
10.50%, 11/20/20 ................ USD 5 $ 687,439
1,611,967
Professional Services — 0.0%
Royal Bank of Canada (TransUnion),
12.95%, 10/16/20
(b)
............... 1 103,411
Real Estate Management & Development — 0.0%
Credit Suisse AG (Sirius Real Estate Ltd.),
9.45%, 12/17/20 ................. 1 149,364
Road & Rail — 0.1%
Merrill Lynch International & Co. (CSX Corp.),
13.40%, 10/15/20 ................ 2 158,647
Merrill Lynch International & Co. (Norfolk
Southern Corp.), 12.98%, 10/19/20 ..... 1 121,030
Nomura Bank International plc (Old Dominion
Freight Line, Inc.), 11.32%, 10/23/20 .... 1 140,983
Nomura Bank International plc (Union Pacific
Corp.), 11.75%, 10/15/20 ........... 1 159,584
Royal Bank of Canada (Kansas City Southern),
15.55%, 11/23/20
(b)
............... 1 116,196
696,440
Semiconductors & Semiconductor Equipment — 0.2%
Barclays Bank plc (KLA Corp.),
15.20%, 10/26/20 ................ 1 175,768
Barclays Bank plc (NVIDIA Corp.),
18.60%, 11/25/20 ................ —
(i)
225,758
Citigroup Global Markets Holdings, Inc. (Intel
Corp.), 12.21%, 10/22/20
(b)
.......... 6 285,625
Societe Generale SA (Advanced Micro Devices,
Inc.), 18.18%, 10/19/20 ............. 1 122,753
Societe Generale SA (Lam Research Corp.),
18.87%, 10/19/20 ................ —
(i)
105,957
Societe Generale SA (QUALCOMM, Inc.),
15.69%, 10/21/20 ................ 3 289,498
1,205,359
Software — 0.3%
Citigroup Global Markets Holdings, Inc.
(Microsoft Corp.):
11.02%, 10/22/20 ................ 2 351,495
13.70%, 11/18/20
(b)
............... 3 607,072
Citigroup Global Markets Holdings, Inc. (Palo
Alto Networks, Inc.), 15.30%, 10/27/20
(b)
. 1 172,657
Merrill Lynch International & Co. (ServiceNow,
Inc.), 18.13%, 10/21/20 ............. —
(i)
194,811
Merrill Lynch International & Co. (Synopsys,
Inc.), 12.18%, 11/25/20 ............. 1 215,885
Royal Bank of Canada (ANSYS, Inc.),
13.07%, 11/05/20
(b)
............... —
(i)
149,755
1,691,675
Specialty Retail — 0.1%
Barclays Bank plc (Advance Auto Parts, Inc.),
16.03%, 11/13/20 ................ 1 105,093
Barclays Bank plc (Home Depot, Inc. (The)),
14.28%, 12/14/20 ................ 2 427,024
BNP Paribas SA (Lowe's Cos, Inc.),
16.01%, 11/13/20 ................ 1 183,901
Merrill Lynch International & Co. (O'Reilly
Automotive, Inc.), 7.90%, 10/21/20 ..... —
(i)
103,667
Merrill Lynch International & Co. (Tractor
Supply Co.), 13.11%, 10/22/20 ........ 1 74,252
893,937
Security Par (000) Value
Technology Hardware, Storage & Peripherals — 0.2%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.)
(b)
:
12.04%, 10/22/20 ................ USD 2 $ 1,080,992
14.06%, 01/08/21 ................ 1 342,882
1,423,874
Textiles, Apparel & Luxury Goods — 0.1%
Barclays Bank plc (EssilorLuxottica SA),
11.49%, 01/08/21 ................ 1 261,913
JPMorgan Structured Products BV (LVMH
Moet Hennessy Louis Vuitton SE),
10.36%, 12/04/20
(b)
............... EUR —
(i)
220,476
Royal Bank of Canada (Kering SA),
13.07%, 12/04/20
(b)
............... USD —
(i)
114,350
596,739
Tobacco — 0.1%
Nomura Bank International plc (Philip Morris
International, Inc.), 15.51%, 10/20/20 ... 2 149,457
Royal Bank of Canada (Altria Group, Inc.),
16.12%, 11/27/20
(b)
............... 6 245,032
394,489
Total Equity-Linked Notes — 5.1%
(Cost: $32,360,594) .............................. 32,333,789
Floating Rate Loan Interests — 6.5%
Aerospace & Defense — 0.1%
(j)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%, 04/06/26 ................. 232 204,324
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%, 04/06/26 ................. 125 109,851
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(k)
................. 67 63,631
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%, 12/09/25 ..... 14 12,921
TransDigm, Inc., Term Loan G, 08/22/24
(k)
.. 351 331,492
722,219
Airlines — 0.1%
(j)
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%, 01/29/27 . 183 132,790
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.15%, 04/28/23 ............... 84 68,449
(LIBOR USD 1 Month + 2.00%),
2.15%, 12/15/23 ............... 12 10,156
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/17/24 . 45 45,037
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%, 12/11/26 ...... 228 196,910
453,342
Auto Components — 0.1%
(j)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 04/30/26 . 385 374,507
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(k)
..................... 165 159,385
533,892
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%, 01/01/38
(j)
..... 159 154,881

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Building Products — 0.1%
(j)
CPG International LLC, Term Loan, 05/05/24
(k)
USD 106 $ 105,515
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%, 12/19/23 ..... 239 236,278
341,793
Capital Markets — 0.1%
(j)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.40%, 04/12/24
(l)
... 102 100,013
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.44%, 06/03/26
(l)
64 60,945
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%, 09/24/27 ................. 50 49,578
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.07%, 05/29/26 ............ 82 61,596
272,132
Chemicals — 0.2%
(j)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%, 01/31/24 ..... 235 230,991
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%, 08/27/26 ................. 181 179,983
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.97%, 06/01/24 ............ 99 96,667
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%, 04/03/25 . 54 51,578
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%, 06/28/24 ................. 52 49,023
Illuminate Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.31%, 06/30/27 .... 174 172,551
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.16%, 03/28/25 . 69 67,510
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%, 11/07/24
(l)
................. 71 70,013
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%, 01/01/38 ................. 148 144,618
Momentive Performance Materials, Inc., 1st
Lien Term Loan, 05/15/24
(k)
.......... 97 92,224
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 10/01/25 .... 18 17,312
OXEA Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.69%, 10/14/24 ................. 157 150,577
Road Infrastructure Investment Holdings, Inc,
1st Lien Term Loan, (LIBOR USD 3 Month +
2.50%), 4.50% - 5.75%, 06/13/23 ...... 123 111,777
1,434,824
Commercial Services & Supplies — 0.3%
(j)
Advanced Disposal Services, Inc., Term
Loan, (LIBOR USD 1 Week + 2.25%),
3.00%, 11/10/23 ................. 152 151,483
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%, 07/10/26 ................. 128 126,080
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.65%, 09/07/27 . 125 124,766
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%, 06/21/24 ................. 233 216,767
Security Par (000) Value
Commercial Services & Supplies (continued)
Capri Acquisitions Bidco Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.26%, 11/01/24 ................. USD 263 $ 262,243
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.26%, 09/06/24 ..... 157 146,080
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 05/30/25 . 43 42,549
Intrado Corp., Term Loan B, 10/10/24
(k)
.... 72 65,143
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%, 09/19/26
(l)
................ 40 38,211
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%, 09/23/26 ............ 125 123,715
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.47%, 07/30/25 ................. 21 19,707
Tempo Acquisition LLC, Term Loan, 11/02/26
(k)
430 416,509
1,733,253
Construction & Engineering — 0.0%
(j)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.15%, 07/24/26 ............ 32 31,680
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.90%, 04/12/25 .... 40 38,889
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 05/23/25 .... 178 173,331
243,900
Construction Materials — 0.1%
(j)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.15%, 01/15/27 ............ 118 115,091
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%, 08/01/24 ..... 280 273,359
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 10/25/23 .... 78 77,413
465,863
Containers & Packaging — 0.2%
(j)
Berry Global, Inc., Term Loan W, (LIBOR USD
1 Month + 2.00%), 2.16%, 10/01/22 .... 38 37,638
Berry Global, Inc., Term Loan Y, (LIBOR USD 1
Month + 2.00%), 2.16%, 07/01/26 ..... 79 76,926
BWAY Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.52%, 04/03/24 ..... 189 176,705
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%, 05/16/24 ................. 257 250,287
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 12/29/23 . 159 155,173
Graham Packaging Co., Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%, 08/04/27 ................. 52 51,632
Pactiv Evergreen Inc., Term Loan B1,
(LIBOR USD 1 Month + 2.75%), 2.90% -
5.00%, 02/05/23 ................. 257 253,846
Pactiv Evergreen Inc., Term Loan B2,
02/05/26
(k)
..................... 120 117,720
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%, 07/31/26 . 40 39,035
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%, 08/18/27 ................. 52 51,935
1,210,897

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Diversified Consumer Services — 0.2%
(j)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.66%, 04/04/24 ..... USD 312 $ 303,715
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%, 01/29/27 ............ 60 58,828
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%, 11/07/23 ................. 107 103,532
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/21/27 . 157 159,443
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%, 12/20/24 ................. 72 67,657
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%, 02/04/27 ................. 18 17,260
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%, 01/15/27 ..... 198 196,694
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 05/06/24 . 62 59,707
Trugreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.91%, 03/19/26 ................. 106 105,299
1,072,135
Diversified Financial Services — 0.3%
(j)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%, 07/31/26 ................. 67 64,912
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 08/05/27
(l)
54 53,865
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.50%), 2.77%, 10/30/26 .... 79 78,308
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.40%, 11/18/24 ................. 50 50,050
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%, 12/11/26 .... 552 534,456
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 04/09/27 ................. 237 235,420
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%, 07/11/25 ................. 204 185,946
LEB Holdings (USA), Inc., Term Loan B,
09/25/27
(k)
..................... 36 35,685
Milano Acquisition Corp., Term Loan B,
08/17/27
(k)
..................... 154 152,075
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.65% -
2.76%, 01/23/25 ................. 99 86,347
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(k)
................. 75 72,169
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.91%, 12/20/24 . 111 107,103
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/28/27 ..... 218 213,850
Ziggo Finance Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.65%, 04/30/28 ................. 98 94,148
1,964,334
Diversified Telecommunication Services — 0.3%
Altice Financing SA, Term Loan:
(j)
(LIBOR USD 1 Month + 2.75%),
2.90%, 07/15/25 ............... 15 14,537
(LIBOR USD 1 Month + 2.75%),
2.89%, 01/31/26 ............... 138 130,026
Security Par (000) Value
Diversified Telecommunication Services (continued)
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.15%, 08/14/26
(j)
... USD 260 $ 251,748
Cablevision Lightpath LLC, Term Loan,
09/24/27
(j)(k)
..................... 36 35,775
Consolidated Communications, Inc., Term Loan
B, 09/15/27
(k)(m)
.................. 76 75,122
GCI Holdings, Inc., Term Loan B, 09/24/25
(j)(k)(l)
76 75,430
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%, 11/04/26
(j)
.... 126 125,853
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%, 03/01/27
(j)
169 163,560
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 11/15/24
(j)
................. 177 173,536
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.66%, 04/30/27
(j)
................ 58 57,710
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(j)(k)
..................... 144 141,412
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 03/09/27
(j)
796 771,776
2,016,485
Electric Utilities — 0.0%
(j)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%, 01/15/25 ................. 35 33,426
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%, 12/13/25 ................. 82 79,349
PG&E Corp., Term Loan, 06/18/25
(k)
...... 87 84,902
197,677
Electrical Equipment — 0.1%
(j)
Dell International LLC, Term Loan B1,
09/19/25
(k)
..................... 61 60,289
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%, 02/12/25 . 92 90,776
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 09/13/24 . 232 225,608
376,673
Entertainment — 0.1%
(j)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%, 11/27/26 ................. 67 64,403
Datto, Inc., Term Loan, 04/02/26
(k)
........ 88 87,981
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%, 07/03/24 ................. 99 84,324
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.94%, 10/19/26 ................. 156 144,981
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/30/25 ................. 40 38,174
UFC Holdings LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%, 04/29/26 ................. 43 41,975
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.90%, 05/18/25 ..... 241 205,212
667,050

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.0%
(j)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%, 08/21/25 ................. USD 90 $ 87,021
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.15%, 05/11/24 . 39 36,349
123,370
Food & Staples Retailing — 0.1%
(j)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.84%, 05/23/25 .... 120 116,351
H-Food Holdings LLC, Term Loan B2,
05/23/25
(k)
..................... 67 65,394
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%, 06/27/23 ..... 224 215,437
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%, 09/13/26 ..... 140 133,438
530,620
Food Products — 0.2%
(j)
1011778 BC ULC, Term Loan B4, (LIBOR USD
1 Month + 1.75%), 1.90%, 11/19/26 .... 192 183,457
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%, 10/01/25 ................. 99 98,188
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%, 03/11/25 ................. 43 41,033
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.65%, 10/10/26 .... 8 8,307
Chobani LLC, 1st Lien Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%, 10/10/23 .... 299 295,042
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.41%, 01/29/27 ................. 399 382,428
Froneri International Ltd., Facility 2nd Lien Term
Loan, 01/31/28
(k)(l)
................ 19 18,806
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%, 08/03/25 ................. 91 89,387
JBS USA LUX SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%, 05/01/26 ..... 42 40,597
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.40%, 05/15/24 ................. 82 79,787
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%, 03/31/27 ................. 34 33,014
Pathway Vet Alliance LLC, Delayed Draw 1st
Lien Term Loan, 03/31/27
(k)
.......... 3 2,697
Shearer's Foods LLC, 1st Lien Term Loan,
09/23/27
(k)
..................... 40 39,675
1,312,418
Health Care Equipment & Supplies — 0.1%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%, 12/11/26
(j)
................. 380 378,190
Health Care Providers & Services — 0.2%
(j)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%, 06/30/25 . 59 58,748
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.76%, 07/24/26 ................. 171 164,063
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%, 06/07/23 ................. 139 136,393
Security Par (000) Value
Health Care Providers & Services (continued)
Dentalcorp Health Services ULC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 06/06/25 ................. USD 41 $ 38,350
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.91%, 10/10/25 . 118 84,835
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%, 02/18/27 ................. 68 63,575
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, 02/18/27
(k)
............. 16 14,909
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(k)
..................... 13 11,616
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%, 07/02/25 ................. 149 145,986
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%, 06/07/23 ................. 78 76,695
nThrive, Inc., Term Loan B2, (LIBOR USD 1
Month + 4.50%), 5.50%, 10/20/22 ..... 45 40,453
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/06/26 . 151 149,256
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 06/30/25 ................. 207 197,696
Team Health Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%, 02/06/24 . 13 11,193
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.24%, 01/08/27 ................. 91 89,562
Wink Holdco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%, 12/02/24 . 108 107,760
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%, 08/13/26 . 97 96,363
1,487,453
Health Care Technology — 0.1%
(j)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%, 03/01/24 ................. 296 289,651
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(k)
124 121,258
410,909
Hotels, Restaurants & Leisure — 0.3%
(j)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/02/26
(l)
................ 60 52,999
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%, 10/19/24 . 68 67,385
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.36%, 09/15/23 . 40 38,526
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%, 12/23/24 ................. 194 180,940
Caesars Resort Collection LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.50%), 4.65% -
4.77%, 07/21/25 ................. 270 260,746
CCM Merger, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%, 08/06/21 ..... 98 97,836
CityCenter Holdings LLC, Term Loan B,
04/18/24
(k)
..................... 135 129,290
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%, 07/10/25 . 90 89,378
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.15%, 11/30/23 ................. 75 73,237

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%, 10/04/23
(l)
................ USD 11 $ 12,483
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%, 10/04/23 . 142 126,173
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%, 08/25/25
(l)
................ 36 34,380
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%, 02/05/25 .... 125 119,328
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.90%, 04/03/25 ..... 75 73,558
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%, 04/29/24 . 23 19,861
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%, 12/10/24 . 73 73,123
Scientific Games International, Inc., Term Loan
B5, (LIBOR USD 3 Month + 2.75%), 2.90% -
3.61%, 08/14/24 ................. 52 48,441
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%, 02/08/27 ................. 131 125,360
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.91%, 07/31/26 ..... 179 174,491
1,797,535
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%, 08/12/26
(j)
..... 198 192,292
Industrial Conglomerates — 0.1%
(j)
AVSC Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.25%, 03/03/25 ................. 260 192,806
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.16%, 03/31/25 .... 147 143,904
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.16%, 03/02/27 ..... 472 464,322
801,032
Insurance — 0.4%
(j)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%, 05/09/25 ................. 279 270,314
AmWINS Group, Inc., 1st Lien Term Loan,
01/25/24
(k)
..................... 215 212,768
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ............... 78 75,376
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 29 28,723
Asurion LLC, Term Loan B4, 08/04/22
(k)
.... 84 83,410
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/03/23 ...... 25 24,475
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/03/24 ...... 436 427,763
HUB International Ltd., Term Loan:
(LIBOR USD 2 Month + 3.00%), 3.22% -
3.26%, 04/25/25 ............... 324 312,671
(LIBOR USD 3 Month + 4.00%),
5.00%, 04/25/25 ............... 40 39,514
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 09/01/27 . 103 101,906
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ............... 177 170,554
Security Par (000) Value
Insurance (continued)
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... USD 60 $ 59,326
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.22%, 05/16/24 ............ 361 348,968
2,155,768
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition 1 Co., Term Loan,
10/30/26
(j)(k)
..................... 256 254,612
IT Services — 0.8%
(j)
Ancestry.com Operations, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%, 10/19/23 ................. 133 133,049
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.25%, 09/19/24 ................. 259 257,239
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%, 09/19/25 ................. 39 39,406
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%, 10/02/25 . 124 120,118
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%, 10/30/26 ................. 322 315,537
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 04/29/24 ................. 299 296,134
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%, 07/31/28 ................. 132 135,300
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%, 07/30/27 . 267 266,830
Go Daddy Operating Co. LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.66%, 08/10/27 ................. 131 128,577
Greeneden US Holdings I LLC, Term Loan B3,
12/01/23
(k)
..................... 372 370,358
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%, 05/23/25 ................. 224 219,917
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 11/29/24 ................. 105 99,898
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 12/01/25 ................. 41 38,766
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%, 11/29/24 ................. 130 127,319
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.72%, 08/01/24 ................. 43 36,389
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.66%, 02/12/27
(l)
........... 194 170,415
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%, 11/03/23 ............ 21 20,367
Solera LLC, Term Loan, (LIBOR USD 2 Month
+ 2.75%), 2.94%, 03/03/23 .......... 216 210,812
Sophia LP, Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 4.25%, 09/30/22 .......... 313 311,369
Sophia LP., Term Loan, 09/23/27
(k)
....... 329 326,615
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 ................. 23 22,558

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
IT Services (continued)
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 ................. USD 57 $ 55,295
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.91%, 11/16/26 .... 252 245,349
Veritas US, Inc., Term Loan B, 09/01/25
(k)
... 498 486,907
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/27/25 . 170 168,388
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.40%, 05/15/26 ..... 296 285,322
4,888,234
Life Sciences Tools & Services — 0.0%
(j)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%, 11/21/24 . 107 105,572
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%, 02/04/27 ................. 159 157,776
263,348
Machinery — 0.1%
(j)
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%, 04/01/24 .... 225 221,501
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.91%, 03/01/27 ................. 153 147,910
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%, 03/28/25 .... 365 343,783
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57%, 06/30/27 .... 117 115,893
829,087
Media — 0.4%
(j)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 07/12/24 .... 119 117,293
Cable One, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.90%, 05/01/24 ..... 30 29,471
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/30/25 ................. 207 202,777
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.76%, 08/21/26 ................. 402 365,033
Cogeco Communications (USA) II LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%, 01/03/25 ................. 12 11,760
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.40%, 07/17/25 ............... 32 31,313
(LIBOR USD 1 Month + 2.50%),
2.65%, 04/15/27 ............... 264 255,775
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.41%, 02/07/24 . 75 73,299
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(k)
................. 3 3,517
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%, 11/27/23 ................. 20 20,069
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.15%, 10/15/26 . 59 58,877
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%, 12/01/23 ................. 272 230,327
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%, 03/24/25 ................. 80 77,208
Security Par (000) Value
Media (continued)
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%, 08/15/26 ................. USD 40 $ 38,905
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.91%, 09/18/26 ................. 39 37,623
Radiate HoldCo LLC, Term Loan B, 09/25/26
(k)
184 180,078
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.40%, 01/03/24 ................. 31 30,221
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%, 01/01/38 . 181 176,557
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 09/28/23 .... 242 234,740
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.65%, 01/31/28 ................. 136 131,819
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%, 12/31/28 ................. 241 236,417
2,543,079
Metals & Mining — 0.0%
(j)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.76%, 07/31/25 ................. 90 86,605
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%, 03/08/24 ................. 243 185,308
271,913
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan, 09/25/25
(j)(k)
21 21,873
Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%, 11/28/24
(j)
................. 132 131,565
Oil, Gas & Consumable Fuels — 0.0%
(j)
California Resources Corp., Term Loan, (LIBOR
USD 1 Month + 10.38%), 11.38%, 12/31/21
(c)
(n)
........................... 91 1,745
EG Group Ltd., Facility Term Loan, 02/07/25
(k)
155 151,921
153,666
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.25%),
4.47%, 10/01/26
(j)
................ 322 320,126
Pharmaceuticals — 0.2%
(j)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%, 05/04/25 ................. 158 148,388
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 06/02/25 . 467 456,756
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%, 05/18/26 ................. 131 130,184
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.91%, 08/01/27 . 134 130,410
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%, 11/15/27 ................. 99 97,080
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%, 08/18/22 . 423 421,544
1,384,362

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Professional Services — 0.1%
(j)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/06/26 ................. USD 426 $ 420,901
STG-Fairway Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 01/31/27
(l)
................ 64 62,404
483,305
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%, 02/08/25
(j)
... 13 12,417
Road & Rail — 0.1%
(j)
Lineage Logistics LLC, Term Loan, 02/27/25
(k)
395 389,399
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 07/13/23 . 141 138,507
527,906
Semiconductors & Semiconductor Equipment — 0.0%
(j)
Microchip Technology, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.15%, 05/29/25
(l)
68 67,924
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.15%, 09/19/26 ................. 32 31,224
99,148
Software — 0.6%
(j)
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%, 02/02/26 . 210 207,575
Castle US Holding Corp., Term Loan,
01/29/27
(k)
..................... 153 146,606
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.41%, 04/22/27 ................. 78 77,789
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%, 09/29/23 ..... 112 97,689
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%, 02/25/25 . 110 111,559
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/25/27 ..... 535 522,848
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.90%, 09/30/24 ..... 258 255,840
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 09/13/24 . 45 44,284
Netsmart, Inc.,1st Lien Term Loan, 10/01/27
(k)
90 89,573
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%, 10/01/25 . 638 631,279
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 08/01/25 ................. 245 237,691
SolarWinds Holdings, Inc., 1st Lien Term Loan,
02/05/24
(k)
..................... 107 105,195
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%, 04/16/25 ................. 16 15,849
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 03/03/28 ................. 217 211,952
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ............... 368 364,029
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ............... 384 382,610
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, (LIBOR USD 3 Month + 6.75%),
7.50%, 05/03/27 ................. 124 126,067
3,628,435
Security Par (000) Value
Specialty Retail — 0.1%
(j)
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.50%), 2.74%, 11/07/24 . USD 149 $ 146,694
MED ParentCo LP, Delayed Draw 1st Lien Term
Loan, 08/31/26
(k)
................. 18 17,316
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%, 08/31/26 ................. 104 98,693
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%, 08/18/21 ................. 80 74,904
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%, 03/11/22 ...... 313 311,947
649,554
Technology Hardware, Storage & Peripherals — 0.0%
(j)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.15%, 07/23/26 ................. 82 65,781
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.91%, 04/29/23 . 82 81,237
147,018
Trading Companies & Distributors — 0.1%
(j)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.40%, 01/02/25 ................. 40 38,390
HD Supply, Inc., Term Loan B5, (LIBOR USD 1
Month + 1.75%), 1.90%, 10/17/23 ..... 250 249,289
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%, 08/28/24 . 122 105,868
Trimark, Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00%, 01/01/28 ............ 37 35,058
428,605
Wireless Telecommunication Services — 0.1%
(j)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.80%, 05/27/24 ................. 73 64,300
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 05/16/24 ................. 99 98,507
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%, 04/11/25 . 168 163,207
T-Mobile USA, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%, 04/01/27 ..... 484 483,052
809,066
Total Floating Rate Loan Interests — 6.5%
(Cost: $41,729,733) .............................. 40,898,256
Shares
Investment Companies — 22.4%
BlackRock Allocation Target Shares- BATS
Series A
*
...................... 4,662,144 46,201,851
BlackRock Floating Rate Income Portfolio,
Class K Shares
*
................. 1,104,682 10,638,084
BlackRock GNMA Portfolio, Class K Shares
*
3,806,530 36,047,838
BlackRock High Yield Bond Portfolio, Class K
Shares
*
....................... 153,872 1,143,267
Invesco Senior Loan ETF ............. 23,364 507,933
iShares Emerging Markets Dividend ETF
*
.. 28,913 870,571
iShares iBoxx $ High Yield Corporate Bond
ETF
*
......................... 415,357 34,848,452

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Investment Companies (continued)
iShares iBoxx $ Investment Grade Corporate
Bond ETF
*
..................... 74,134 $ 9,986,591
Total Investment Companies — 22.4%
(Cost: $140,069,549) ............................. 140,244,587
Pa r (000)
Preferred Securities — 2.1%
Capital Trusts — 1.7%
Banks — 0.7%
(d)(j)
Bank of America Corp.:
Series X, 6.25% ................. USD 186 198,741
Series AA, 6.10% ................ 315 342,912
Series DD, 6.30% ................ 325 367,283
Citigroup, Inc., Series V, 4.70% ......... 401 387,466
Fifth Third Bancorp, Series J, 3.35% ...... 125 110,302
JPMorgan Chase & Co.:
Series Z, 4.05% ................. 225 221,906
Series FF, 5.00% ................. 244 243,580
Series X, 6.10% ................. 135 141,750
Series HH, 4.60% ................ 490 480,200
M&T Bank Corp., Series F, 5.13% ........ 400 414,000
Wells Fargo & Co.:
Series S, 5.90% ................. 570 582,595
Series U, 5.87% ................. 507 545,843
4,036,578
Capital Markets — 0.3%
(j)
Goldman Sachs Group, Inc. (The), Series O,
5.30%
(d)
....................... 600 636,690
Morgan Stanley, Series H, 3.89%
(d)
....... 32 30,200
Northern Trust Corp., Series D, 4.60%
(d)
... 400 419,666
State Street Corp., 1.25%, 06/15/47 ...... 913 781,292
1,867,848
Consumer Finance — 0.2%
(d)(j)
Capital One Financial Corp., Series E, 4.05% 600 530,358
Discover Financial Services, Series C, 5.50% 400 380,820
General Motors Financial Co., Inc.:
Series A, 5.75% ................. 428 407,777
Series C, 5.70% ................. 590 592,212
1,911,167
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%
(d)(j)
.... 475 486,875
Insurance — 0.2%
(d)(j)
MetLife, Inc., Series G, 3.85% .......... 75 74,831
Progressive Corp. (The), Series B, 5.38% .. 1,215 1,215,000
1,289,831
Multi-Utilities — 0.1%
Sempra Energy, 4.88%
(d)(j)
............. 450 462,375
Oil, Gas & Consumable Fuels — 0.1%
(d)(j)
Energy Transfer Operating LP:
Series B, 6.63% ................. 200 135,940
Series G, 7.13% ................. 350 276,500
EnLink Midstream Partners LP, Series C,
6.00% ........................ 86 34,400
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP, Series B,
6.13% ........................ USD 217 $ 137,665
584,505
Total Capital Trusts — 1.7%
(Cost: $10,864,765) .............................. 10,639,179
Shares
Preferred Stocks — 0.4%
Banks — 0.0%
(d)(j)
KeyCorp, Series E, 6.13% ............. 8,000 233,280
US Bancorp, Series F, 6.50% ........... 5,000 133,200
366,480
Capital Markets — 0.1%
Morgan Stanley, Series K, 5.85%
(d)(j)
...... 15,000 410,400
Consumer Finance — 0.0%
SLM Corp., Series B, 1.95%
(d)(j)
......... 2,500 82,875
Electric Utilities — 0.1%
Entergy Arkansas LLC, 4.88% .......... 25,000 640,750
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(d)
.... 15,000 401,700
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E,
7.60%
(d)(j)
...................... 25,000 435,250
Total Preferred Stocks — 0.4%
(Cost: $2,540,298) .............................. 2,337,455
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 2.98%, 12/21/65
(b)(j)
.. 100,000 51,000
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 51,000
Total Preferred Securities — 2.1%
(Cost: $13,500,313) .............................. 13,027,634
Total Long-Term Investments — 97.0%
(Cost: $600,113,757) ............................. 607,805,505
Short-Term Securities — 2.6%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
................... 15,889,211 15,889,211
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 237,590 237,590
Total Short-Term Securities — 2.6%
(Cost: $16,126,801) .............................. 16,126,801
Total Investments — 99.6%
(Cost: $616,240,558 ) ............................. 623,932,306
Other Assets Less Liabilities — 0.4% ................... 2,747,726
Net Assets — 100.0% .............................. $ 626,680,032

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Perpetual security with no stated maturity date.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)
Amount is less than 500.
(j)
Variable rate security. Rate shown is the rate in effect as of period end.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Fixed rate.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 9,094,815 $ 6,794,396 $ — $ — $ — $ 15,889,211 15,889,211 $ 87,400 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 8,423,887 — (8,425,022) 1,135 — — — 9,462
(c)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 28,029,701 18,202,560 — — (30,410) 46,201,851 4,662,144 896,817 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 49,027,543 4,875,245 (42,801,193) (961,070) 497,559 10,638,084 1,104,682 570,805 —
BlackRock GNMA Portfolio, Class
K Shares .............. 19,157,781 27,504,459 (11,016,785) 516,682 (114,299) 36,047,838 3,806,530 1,053,967 —
BlackRock High Yield Bond
Portfolio, Class K Shares ... 1,147,760 46,131 — — (50,624) 1,143,267 153,872 100,142 —
iShares Core Dividend Growth
ETF
(b)
................ 5,304,985 2,393,334 (7,781,244) 671,857 (588,932) — — — —
iShares Emerging Markets
Dividend ETF ........... — 1,188,027 — — (317,456) 870,571 28,913 45,293 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 35,180,738 — — (332,286) 34,848,452 415,357 141,510 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 8,295,775 1,181,286 — — 509,530 9,986,591 74,134 175,985 —
iShares International Select
Dividend ETF
(b)
.......... 1,162,797 — (1,164,894) 102,308 (100,211) — — — —
iShares J.P.Morgan Emerging
Markets High Yield Bond ETF
(b)
— 7,020,587 (5,379,018) (1,641,569) — — — 97,481 —
iShares MBS ETF
(b)
......... 45,251,422 18,092,374 (64,165,638) 825,456 (3,614) — — 478,587 —
$ (485,201) $ (530,743) $ 155,625,865 $ 3,657,449 —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 187 12/18/20 $ 7,003 $ (234,493)
MSCI Emerging Markets Index ................................................. 40 12/18/20 2,177 869
S&P 500 E-Mini Index ...................................................... 27 12/18/20 4,525 18,539
U.S. Treasury Ultra Bond .................................................... 14 12/21/20 3,105 (50,273)
(265,358)
Short Contracts
GBP Currency ............................................................ 67 12/14/20 5,404 (45,153)
U.S. Treasury 10 Year Note ................................................... 172 12/21/20 23,999 (2,746)
U.S. Treasury 10 Year Ultra Note ............................................... 68 12/21/20 10,875 21,688
U.S. Treasury 5 Year Note .................................................... 596 12/31/20 75,115 (50,436)
(76,647)
$ (342,005)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.35.V1 ................... 1.00 % Quarterly 12/20/25 USD 1,300 $ (27,454) $ (30,727) $ 3,273
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Western Union Co. (The) .... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/21 USD 100 $ (828) $ 115 $ (943)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boeing Co. (The) ...... 1.00 % Quarterly BNP Paribas SA 12/20/20 BBB- USD 430 $ (1,488) $ 682 $ (2,170)
American Tower Corp. .. 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/21 BBB- USD 475 1,741 (2,673) 4,414
$ 253 $ (1,991) $ 2,244
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
Currency
EUR Euro
USD United States Dollar
Portfolio Abbreviations
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 48,772,846 $ — $ 48,772,846
Common Stocks:
Aerospace & Defense .................................... 1,275,522 788,462 — 2,063,984
Air Freight & Logistics .................................... — 537,746 — 537,746
Banks ............................................... 1,261,903 568,973 — 1,830,876
Beverages ........................................... 1,019,491 1,306,966 — 2,326,457
Biotechnology ......................................... 798,033 — — 798,033
Building Products ....................................... 538,376 — — 538,376
Communications Equipment ................................ 478,628 — — 478,628
Containers & Packaging .................................. 515,182 312,921 — 828,103
Distributors ........................................... 605,376 — — 605,376
Diversified Telecommunication Services ........................ 1,019,338 — — 1,019,338
Electrical Equipment ..................................... 400,876 401,485 — 802,361
Food & Staples Retailing .................................. 617,845 — — 617,845
Food Products ......................................... — 621,005 — 621,005
Health Care Equipment & Supplies ........................... 1,005,426 713,137 — 1,718,563
Health Care Providers & Services ............................ — 254,427 — 254,427
Household Products ..................................... 624,621 379,296 — 1,003,917
Insurance ............................................ 473,634 — — 473,634
IT Services ........................................... 975,348 — — 975,348
Leisure Products ....................................... 810,904 — — 810,904
Machinery ............................................ 534,939 259,811 — 794,750
Media ............................................... 803,074 — — 803,074
Personal Products ...................................... — 1,187,688 — 1,187,688
Pharmaceuticals ....................................... 400,338 3,233,145 — 3,633,483
Professional Services .................................... 7,098 944,112 — 951,210
Semiconductors & Semiconductor Equipment .................... 1,008,383 571,675 — 1,580,058

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Software ............................................. $ 739,941 $ — $ — $ 739,941
Specialty Retail ........................................ 255,493 — — 255,493
Tobacco ............................................. 881,132 818,261 — 1,699,393
Wireless Telecommunication Services ......................... 233,684 361,370 — 595,054
Corporate Bonds ........................................ — 301,983,328 — 301,983,328
Equity-Linked Notes ...................................... — 32,333,789 — 32,333,789
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 722,219 — 722,219
Airlines .............................................. — 453,342 — 453,342
Auto Components ...................................... — 533,892 — 533,892
Automobiles .......................................... — 154,881 — 154,881
Building Products ....................................... — 341,793 — 341,793
Capital Markets ........................................ — 111,174 160,958 272,132
Chemicals ............................................ — 1,364,811 70,013 1,434,824
Commercial Services & Supplies ............................. — 1,695,042 38,211 1,733,253
Construction & Engineering ................................ — 243,900 — 243,900
Construction Materials .................................... — 465,863 — 465,863
Containers & Packaging .................................. — 1,210,897 — 1,210,897
Diversified Consumer Services .............................. — 1,072,135 — 1,072,135
Diversified Financial Services ............................... — 1,910,469 53,865 1,964,334
Diversified Telecommunication Services ........................ — 1,941,055 75,430 2,016,485
Electric Utilities ........................................ — 197,677 — 197,677
Electrical Equipment ..................................... — 376,673 — 376,673
Entertainment ......................................... — 667,050 — 667,050
Equity Real Estate Investment Trusts (REITs) .................... — 123,370 — 123,370
Food & Staples Retailing .................................. — 530,620 — 530,620
Food Products ......................................... — 1,293,612 18,806 1,312,418
Health Care Equipment & Supplies ........................... — 378,190 — 378,190
Health Care Providers & Services ............................ — 1,487,453 — 1,487,453
Health Care Technology .................................. — 410,909 — 410,909
Hotels, Restaurants & Leisure .............................. — 1,697,673 99,862 1,797,535
Independent Power and Renewable Electricity Producers ............ — 192,292 — 192,292
Industrial Conglomerates .................................. — 801,032 — 801,032
Insurance ............................................ — 2,155,768 — 2,155,768
Interactive Media & Services ............................... — 254,612 — 254,612
IT Services ........................................... — 4,717,819 170,415 4,888,234
Life Sciences Tools & Services .............................. — 263,348 — 263,348
Machinery ............................................ — 829,087 — 829,087
Media ............................................... — 2,543,079 — 2,543,079
Metals & Mining ........................................ — 271,913 — 271,913
Multiline Retail ......................................... — 21,873 — 21,873
Multi-Utilities .......................................... — 131,565 — 131,565
Oil, Gas & Consumable Fuels ............................... — 153,666 — 153,666
Personal Products ...................................... — 320,126 — 320,126
Pharmaceuticals ....................................... — 1,384,362 — 1,384,362
Professional Services .................................... — 420,901 62,404 483,305
Real Estate Management & Development ....................... — 12,417 — 12,417
Road & Rail ........................................... — 527,906 — 527,906
Semiconductors & Semiconductor Equipment .................... — 31,224 67,924 99,148
Software ............................................. — 3,628,435 — 3,628,435
Specialty Retail ........................................ — 649,554 — 649,554
Technology Hardware, Storage & Peripherals .................... — 147,018 — 147,018
Trading Companies & Distributors ............................ — 428,605 — 428,605
Wireless Telecommunication Services ......................... — 809,066 — 809,066
Investment Companies .................................... 140,244,587 — — 140,244,587
Preferred Securities:
Banks ............................................... 366,480 4,036,578 — 4,403,058
Capital Markets ........................................ 410,400 1,867,848 — 2,278,248
Commercial Services & Supplies ............................. — 51,000 — 51,000
Consumer Finance ...................................... 82,875 1,911,167 — 1,994,042
Diversified Financial Services ............................... — 486,875 — 486,875
Electric Utilities ........................................ 640,750 — — 640,750
Insurance ............................................ 401,700 1,289,831 — 1,691,531
Multi-Utilities .......................................... — 462,375 — 462,375
Oil, Gas & Consumable Fuels ............................... 435,250 584,505 — 1,019,755
Short-Term Securities ....................................... 16,126,801 — — 16,126,801

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
.............................. $ — $ 55 $ — $ 55
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — (255) — (255)
$ 175,993,428 $ 447,120,790 $ 817,888 $ 623,932,106
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 7,687 $ — $ 7,687
Equity contracts ........................................... 19,408 — — 19,408
Interest rate contracts ....................................... 21,688 — — 21,688
Liabilities:
Credit contracts ........................................... — (3,113) — (3,113)
Equity contracts ........................................... (234,493) — — (234,493)
Foreign currency exchange contracts ............................ (45,153) — — (45,153)
Interest rate contracts ....................................... (103,455) — — (103,455)
$ (342,005) $ 4,574 $ — $ (337,431)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.